PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE SEPARATE ACCOUNT

SUPPLEMENT DATED DECEMBER 15, 2021
TO THE PROSPECTUS DATED MAY 1, 2021 AS AMENDED DECEMBER 15, 2021
FOR PRINCIPAL EXECUTIVE VARIABLE UNIVERSAL LIFE III

This supplement updates information in the prospectus for Principal Executive Variable Universal Life III (the “Policy”) issued by Principal Life Insurance Company through the Principal Life Insurance Company Variable Life Separate Account. Retain this supplement with the prospectus.

SUMMARY: FEE TABLES

Add “For Policy Dates before December 15, 2021” to the heading of the first table.

After the first table, add the following:

Transaction Fees for Policy Dates on or after December 15, 2021
Charge	When Charge is Deducted	Amount Deducted
Sales Charge(1)	upon receipt of premium
Maximum		7.75% of premium paid(2)
Current		7.50% of premium paid(2)
Taxes (federal, state and local)	upon receipt of premium
Maximum		3.25% of premium paid
Current		3.25% of premium paid
Transaction Fee for Unscheduled Partial Surrender	from each unscheduled partial surrender after the second unscheduled partial surrender in a policy year
Maximum		The lesser of $25 or 2% of the amount surrendered
Current		The lesser of $25 or 2% of the amount surrendered
Transfer Fee for Unscheduled Division Transfer(3)	upon each unscheduled division transfer after the first unscheduled division transfer in a policy month
Maximum		$25 per unscheduled transfer
Current		None
Optional Insurance Benefits
Life Paid-Up Rider	on the date rider benefit begins
Maximum (if Policy is issued with the guideline premium/cash value corridor test)(4)		7.50% of policy value
Maximum (if the Policy is issued with the cash value accumulation test)(4)		13.50% of policy value
Current (if Policy is issued with the guideline premium/cash value corridor test)(4)		5.50% of policy value
Current (if the Policy is issued with the cash value accumulation test)(4)		7.50% of policy value

Add “For Policy Dates before December 15, 2021” to the heading of the second table.

After the second table, add the following:

Periodic Charges Other Than Underlying Mutual Fund Operating Expenses For Policy Dates on or after December 15, 2021
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance	monthly
Maximum		$83.33333 per $1,000 of net amount at risk
Minimum		$0.00167 per $1,000 of net amount at risk
Current Charge for Representative Insured(5)		$0.00667 per $1,000 of net amount at risk
Asset Based Charge	monthly
Maximum		0.35% of Division value per year
Current Charge		0.35% of Division value per year
Monthly Policy Issue Charge (except as noted below)(7)	monthly
Maximum		$1.08418 per $1,000 of total face amount
Minimum		$0.05467 per $1,000 of total face amount
Current Charge for Representative Insured(5)		$0.06000 per $1,000 of total face amount
Monthly Policy Issue Charge, for Policies with the Supplemental Benefit Rider.
Maximum		$1.08418 per $1,000 of total face amount
Minimum		$0.00547 per $1,000 of total face amount
Current Charge for Representative Insured(5)		$0.04800 per $1,000 of total face amount
Net Policy Loan Charge(6)	annually (accrued daily)
Maximum		1.0% of loan indebtedness per year(7)
Current		1.0% of loan indebtedness per year(7)
Optional Insurance Benefits
Supplemental Benefit Rider (Cost of Supplemental Insurance)	monthly
Maximum		$83.33333 per $1,000 of net amount at risk
Minimum		$0.00062 per $1,000 of net amount at risk
Current Charge for Representative Insured(5)		$0.00200 per $1,000 of net amount at risk

Delete the footnotes to the tables and replace with the following:

(1)     The Sales Charge varies over time and also varies with the existence of the supplemental benefit rider, as described in CHARGES AND DEDUCTIONS - Premium Expense Charge.
(2)    Premium paid up to target premium. The maximum sales charge on premium paid in excess of target premium is 3.00% for Policy Dates before December 15, 2021 and 3.75% for Policy Dates on or after December 15, 2021.
(3)    In addition to the fees shown, additional transfer fees or restrictions may be imposed by federal regulators, state regulators and/ or sponsors of the underlying mutual funds. See GENERAL DESCRIPTION OF THE POLICY.
(4)    For more information regarding the guideline premium/cash value corridor test and the cash value accumulation test, see DEATH BENEFITS AND POLICY VALUES - IRS Definition of Life Insurance.
(5)    Current charges reflect the charges in effect as of the date of this prospectus for a Representative Insured, which is a 45 year-old male in with a risk classification of preferred non-tobacco for policy year one. This charge varies based on individual characteristics, within the minimum and maximum shown. As a result, the current charge shown in the table may not be representative of the charge that you will pay. To obtain more information about the charge that would apply to you, contact your registered representative or call 1-800-247-9988 and request personalized illustrations.
(6)    The difference between the interest charged on the loan indebtedness and the interest credited to the loan account.
(7)    This charge decreases after policy year ten.

CORPORATION ORGANIZATION AND OPERATION

Under The Fixed Account, delete the second paragraph and replace with the following:

We guarantee that the fixed account value accrues interest daily at the following effective annual rates, compounded annually. We may, in our sole discretion, credit interest at a higher rate.
•2%, for Policy Dates before December 15, 2021.
•1% for Policy Dates on or after December 15, 2021.

CHARGES AND DEDUCTIONS

Under Premium Expense Charge (Sales Charge and Taxes), add “For Policy Dates before December 15, 2021” in the headings for the two Premium Expense Charge tables.

After the tables, add the following:

Premium Expense Charge (as a % of Premium Paid) (Up to Target Premium) For Policy Dates on or after December 15, 2021
	Years since issue or adjustment	Sales Charge	Federal, State and Local Taxes	Total
Current Charges(1)	through 1	3.50%	3.25%	6.75%
	2 through 7	7.50%	3.25%	10.75%
	more than 7	3.75%	3.25%	7.00%

Maximum Charges(2)	1 through 7	7.75%	3.25%	11.00%
	more than 7	3.75%	3.25%	7.00%
(1)    When the Supplemental Benefit Rider is elected, the year 2 target premium and applicable sales charge is calculated based upon the following three-tiered structure as follows (current sales charge noted):
•7.50% is charged up to the target premium that is proportionately lower with Supplemental Benefit Rider (SBR target) compared to a policy without this rider (full base)
•3.50% is charged between SBR target and the applicable full base policy target premium.
•0.50% is charged on the excess above the full base policy target premium.
(2)    When the Supplemental Benefit Rider is elected, the year 2 target premium and applicable sales charge is calculated based upon a three-tiered structure as follows (maximum sales charge noted):
•7.75% maximum is charged up to the target premium that is proportionately lower with Supplemental Benefit Rider (SBR target) compared to a policy without this rider (full base)
•3.75% maximum is charged between SBR target and the applicable full base policy target premium.
•3.75% maximum is charged on the excess above the full base policy target premium.

Premium Expense Charge (as a % of Premium Paid) (Over Target Premium) For Policy Dates on or after December 15, 2021
	Years since issue or adjustment	Sales Charge	Federal, State and Local Taxes	Total
Maximum Charges	all years	3.75%	3.25%	7.00%

Under Monthly Policy Charge, delete the first paragraph under Cost of Insurance Charge, and replace with the following:

This charge compensates us for providing insurance protection under the Policy. We base this charge on several factors including, but not limited to, (i) the insured’s gender, issue age, tobacco status, and risk classification, and (ii) our expectations of future investment earnings, expenses, mortality and persistency experience. The monthly cost of insurance rate ranges from a minimum of $0.00167 per $1,000 net amount at risk to a maximum of $83.33333 per $1,000 net amount at risk.
Under Monthly Policy Charge, delete the information under Asset Based Charge, and replace with the following:

The asset based charge reimburses us for expenses associated with the maintenance, accounting and recordkeeping of the divisions of the Separate Account. In addition, this charge reimburses us for service fees (a trail commission) paid to the registered representative.

For Policy Dates before December 15, 2021, each month we deduct an asset based charge at the following annual rates:
•Year 1-5:     0.35% of net policy value per year
•Year 6-15:     0.30% of net policy value per year
•Year 16+:     0.25% of net policy value per year

For policy dates on or after December 15, 2021, the asset based charge is 0.35% in all years.

Under Monthly Policy Charge, delete the second paragraph under Monthly Policy Issue Charge, and replace with the following:

For Policy Dates before December 15, 2021, except as described in the next sentence, the charge ranges from a minimum of $0.02667 to a maximum of $0.67709 per $1,000 total face amount. For Policies which have the Supplemental Benefit Rider, the charge ranges from a minimum of $0.02667 to a maximum of $0.67709 per $1,000 total face amount.
For Policy Dates on or after December 15, 2021, the charge ranges from a minimum of $0.05467 to a maximum of $1.08418 per $1,000 total face amount.

GENERAL DESCRIPTION OF THE POLICY

Under Optional Insurance Benefits, delete the last sentence under Supplemental Benefit Rider, and replace with the following:

The supplemental cost of insurance rate ranges from a maximum of $83.33333 per $1,000 net amount at risk to $0.00062 per $1.000 net amount at risk.

DEATH BENEFITS AND POLICY VALUES

Under Death Benefit Options, delete the Example and replace with the following:

Example:    The following assumptions are made to demonstrate the use of the Tables found in Appendix B:
Death Benefit Option: 1
Total Face Amount: $1,000,000
Surrender Value: $900,000
Definition of Life Insurance Test: Guideline Premium/Cash Value
Corridor Test
Attained Age: 45
Risk Class: Preferred Non-Tobacco
Applicable Percentage: 215%
Death Benefit: $900,000 x 215% = $1,935,000
For Policy Dates before December 15, 2021, if the Definition of Life Insurance Test was the Cash Value Accumulation Test, the applicable percentage would be 378.88% (assuming the insured is a male) and the death benefit would be $3,409,920.
For Policy Dates on or after December 15, 2021, if the Definition of Life Insurance Test was the Cash Value Accumulation Test, the applicable percentage would be 201.591% (assuming the insured is a male) and the death benefit would be $1,814,319.
Under IRS Definition of Life Insurance, delete the tenth paragraph (which begins with “The example below is based…”) and replace with the following:

For Policy Dates before December 15, 2021
The example below is based on the following:
•    The insured is a male with an attained age of 45 at the time the Policy was issued. He dies at the beginning of the sixth policy year (attained age 50)
•    Total Face amount is $100,000
•    Death Benefit Option 1
•    Surrender value at the date of death is $25,000
•    The minimum death benefit under the guideline premium/cash value corridor test is $46,250 (assuming an applicable percentage of 185% x surrender value)
•    The minimum death benefit under the cash value accumulation test is $80,494 (assuming an applicable percentage of 321.976%)

	The death benefit payable is the larger of these two amounts
	Face Amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$46,250	$74,705.44
Cash Value Accumulation Test	$100,000	$80,494	$74,705.44

Here’s the same example, but with a surrender value of $75,000. Because the surrender value has increased, the minimum death benefit is now:

•    $138,750 for the guideline premium/cash value corridor test
•    $214,482 for the cash value accumulation test.

	The death benefit payable is the larger of these two amounts
	Face Amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$138,750	$65,521.22
Cash Value Accumulation Test	$100,000	$214,482	$166,083.83

For Policy Dates on or after December 15, 2021
The example below is based on the following:
•    The insured is a male with an attained age of 45 at the time the Policy was issued. He dies at the beginning of the sixth policy year (attained age 50)
•    Total Face amount is $100,000
•    Death Benefit Option 1
•    Surrender value at the date of death is $25,000
•    The minimum death benefit under the guideline premium/cash value corridor test is $46,250 (assuming an applicable percentage of 185% x surrender value)
•    The minimum death benefit under the cash value accumulation test is $46,219 (assuming an applicable percentage of 184.874%)

	The death benefit payable is the larger of these two amounts
	Face Amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$46,250	$74,917.11
Cash Value Accumulation Test	$100,000	$46,219	$74,917.11
Here’s the same example, but with a surrender value of $75,000. Because the surrender value has increased, the minimum death benefit is now:
•    $138,750 for the guideline premium/cash value corridor test
•    $138,656 for the cash value accumulation test.

	The death benefit payable is the larger of these two amounts
	Face Amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$138,750	$63,635.00
Cash Value Accumulation Test	$100,000	$138,656	$63,540.58

LOANS

Under Policy Loans, delete the second paragraph and replace with the following:

You are charged interest on any loan indebtedness as follows:
•For Policy Dates before December 15, 2021, during the first ten policy years, the interest rate is 5.00% per year. After policy year ten, the interest rate is 4.00% per year.
•For Policy Dates on or after December 15, 2021, during the first ten policy years, the interest rate is 3.00% per year. After policy year ten, the interest rate is 2.00% per year.

Interest accrues daily and is due and payable at the end of the policy year. If interest is not paid when due, it is added to the loan indebtedness. Adding unpaid interest to the loan indebtedness causes additional amounts to be redeemed from the division(s) and/or fixed account and redemption proceeds transferred to the loan account. Redemptions are made in the same proportion as the allocation used for the most recent monthly policy charge.

Under Loan Account, delete the third paragraph and replace with the following:

Your loan account earns interest from the date of transfer as set forth below. Interest accrues daily and is paid at the end of the policy year. Once credited, interest is nonforfeitable.
•For Policy Dates before December 15, 2021, 4.00% of the amount in the loan account per year
•For Policy Dates on or after December 15, 2021, 2.00% of the amount in the loan account per year

APPENDIX A

In Appendix A, delete the current heading and replace with the following:

APPENDIX A – TARGET PREMIUM RATES - For Policy Dates before December 15, 2021

In Appendix A, add the following tables to the end of the section:

TARGET PREMIUM RATES - For Policy Dates on or after December 15, 2021

TARGET PREMIUM RATES (per $1,000 of Policy Face Amount) – Male

Table:	Standard	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16
Age:	100%	120%	130%	140%	150%	150%	165%	165%	180%	180%	195%	195%	210%	210%	210%	210%
20	48.31	57.97	62.8	67.63	72.47	72.47	79.71	79.71	86.96	86.96	94.2	94.2	101.45	101.45	101.45	101.45
21	49.18	59.02	63.93	68.85	73.77	73.77	81.15	81.15	88.52	88.52	95.9	95.9	103.28	103.28	103.28	103.28
22	50.08	60.1	65.1	70.11	75.12	75.12	82.63	82.63	90.14	90.14	97.66	97.66	105.17	105.17	105.17	105.17
23	50.98	61.18	66.27	71.37	76.47	76.47	84.12	84.12	91.76	91.76	99.41	99.41	107.06	107.06	107.06	107.06
24	51.9	62.28	67.47	72.66	77.85	77.85	85.64	85.64	93.42	93.42	101.21	101.21	108.99	108.99	108.99	108.99
25	52.84	63.41	68.69	73.98	79.26	79.26	87.19	87.19	95.11	95.11	103.04	103.04	110.96	110.96	110.96	110.96
26	53.79	64.55	69.93	75.31	80.69	80.69	88.75	88.75	96.82	96.82	104.89	104.89	112.96	112.96	112.96	112.96
27	54.76	65.71	71.19	76.66	82.14	82.14	90.35	90.35	98.57	98.57	106.78	106.78	115	115	115	115
28	55.76	66.91	72.49	78.06	83.64	83.64	92	92	100.37	100.37	108.73	108.73	117.1	117.1	117.1	117.1
29	56.78	68.14	73.81	79.49	85.17	85.17	93.69	93.69	102.2	102.2	110.72	110.72	119.24	119.24	119.24	119.24
30	57.82	69.38	75.17	80.95	86.73	86.73	95.4	95.4	104.08	104.08	112.75	112.75	121.42	121.42	121.42	121.42
31	58.9	70.68	76.57	82.46	88.35	88.35	97.19	97.19	106.02	106.02	114.86	114.86	123.69	123.69	123.69	123.69
32	59.99	71.99	77.99	83.99	89.99	89.99	98.98	98.98	107.98	107.98	116.98	116.98	125.98	125.98	125.98	125.98
33	61.11	73.33	79.44	85.55	91.67	91.67	100.83	100.83	110	110	119.16	119.16	128.33	128.33	128.33	128.33
34	62.24	74.69	80.91	87.14	93.36	93.36	102.7	102.7	112.03	112.03	121.37	121.37	130.7	130.7	130.7	130.7
35	63.39	76.07	82.41	88.75	95.09	95.09	104.59	104.59	114.1	114.1	123.61	123.61	133.12	133.12	133.12	133.12
36	64.56	77.47	83.93	90.38	96.84	96.84	106.52	106.52	116.21	116.21	125.89	125.89	135.58	135.58	135.58	135.58
37	65.75	78.9	85.48	92.05	98.63	98.63	108.49	108.49	118.35	118.35	128.21	128.21	138.08	138.08	138.08	138.08
38	66.95	80.34	87.04	93.73	100.43	100.43	110.47	110.47	120.51	120.51	130.55	130.55	140.6	140.6	140.6	140.6
39	68.17	81.8	88.62	95.44	102.26	102.26	112.48	112.48	122.71	122.71	132.93	132.93	143.16	143.16	143.16	143.16
40	69.39	83.27	90.21	97.15	104.09	104.09	114.49	114.49	124.9	124.9	135.31	135.31	145.72	145.72	145.72	145.72
41	70.63	84.76	91.82	98.88	105.95	105.95	116.54	116.54	127.13	127.13	137.73	137.73	148.32	148.32	148.32	148.32
42	71.88	86.26	93.44	100.63	107.82	107.82	118.6	118.6	129.38	129.38	140.17	140.17	150.95	150.95	150.95	150.95
43	73.14	87.77	95.08	102.4	109.71	109.71	120.68	120.68	131.65	131.65	142.62	142.62	153.59	153.59	153.59	153.59
44	74.43	89.32	96.76	104.2	111.65	111.65	122.81	122.81	133.97	133.97	145.14	145.14	156.3	156.3	156.3	156.3
45	75.74	90.89	98.46	106.04	113.61	113.61	124.97	124.97	136.33	136.33	147.69	147.69	159.05	159.05	159.05	159.05
46	77.08	92.5	100.2	107.91	115.62	115.62	127.18	127.18	138.74	138.74	150.31	150.31	161.87	161.87	161.87	161.87
47	78.44	94.13	101.97	109.82	117.66	117.66	129.43	129.43	141.19	141.19	152.96	152.96	164.72	164.72	164.72	164.72
48	79.84	95.81	103.79	111.78	119.76	119.76	131.74	131.74	143.71	143.71	155.69	155.69	167.66	167.66	167.66	167.66
49	81.27	97.52	105.65	113.78	121.91	121.91	134.1	134.1	146.29	146.29	158.48	158.48	170.67	170.67	170.67	170.67
50	82.73	99.28	107.55	115.82	124.1	124.1	136.5	136.5	148.91	148.91	161.32	161.32	173.73	173.73	173.73	173.73
51	84.24	101.09	109.51	117.94	126.36	126.36	139	139	151.63	151.63	164.27	164.27	176.9	176.9	176.9	176.9
52	85.77	102.92	111.5	120.08	128.66	128.66	141.52	141.52	154.39	154.39	167.25	167.25	180.12	180.12	180.12	180.12
53	87.34	104.81	113.54	122.28	131.01	131.01	144.11	144.11	157.21	157.21	170.31	170.31	183.41	183.41	183.41	183.41
54	88.94	106.73	115.62	124.52	133.41	133.41	146.75	146.75	160.09	160.09	173.43	173.43	186.77	186.77	186.77	186.77
55	90.57	108.68	117.74	126.8	135.86	135.86	149.44	149.44	163.03	163.03	176.61	176.61	190.2	190.2	190.2	190.2
56	92.25	110.7	119.93	129.15	138.38	138.38	152.21	152.21	166.05	166.05	179.89	179.89	193.73	193.73	193.73	193.73
57	93.96	112.75	122.15	131.54	140.94	140.94	155.03	155.03	169.13	169.13	183.22	183.22	197.32	197.32	197.32	197.32
58	95.71	114.85	124.42	133.99	143.57	143.57	157.92	157.92	172.28	172.28	186.63	186.63	200.99	200.99	200.99	200.99
59	97.51	117.01	126.76	136.51	146.27	146.27	160.89	160.89	175.52	175.52	190.14	190.14	204.77	204.77	204.77	204.77
60	99.34	119.21	129.14	139.08	149.01	149.01	163.91	163.91	178.81	178.81	193.71	193.71	208.61	208.61	208.61	208.61
61	101.22	121.46	131.59	141.71	151.83	151.83	167.01	167.01	182.2	182.2	197.38	197.38	212.56	212.56	212.56	212.56
62	103.14	123.77	134.08	144.4	154.71	154.71	170.18	170.18	185.65	185.65	201.12	201.12	216.59	216.59	216.59	216.59
63	105.1	126.12	136.63	147.14	157.65	157.65	173.42	173.42	189.18	189.18	204.95	204.95	220.71	220.71	220.71	220.71
64	107.09	128.51	139.22	149.93	160.64	160.64	176.7	176.7	192.76	192.76	208.83	208.83	224.89	224.89	224.89	224.89
65	109.12	130.94	141.86	152.77	163.68	163.68	180.05	180.05	196.42	196.42	212.78	212.78	229.15	229.15	229.15	229.15
66	111.21	133.45	144.57	155.69	166.82	166.82	183.5	183.5	200.18	200.18	216.86	216.86	233.54	233.54	233.54	233.54

67	113.35	136.02	147.36	158.69	170.03	170.03	187.03	187.03	204.03	204.03	221.03	221.03	238.04	238.04	238.04	238.04
68	115.57	138.68	150.24	161.8	173.36	173.36	190.69	190.69	208.03	208.03	225.36	225.36	242.7	242.7	242.7	242.7
69	117.9	141.48	153.27	165.06	176.85	176.85	194.54	194.54	212.22	212.22	229.91	229.91	247.59	247.59	247.59	247.59
70	120.35	144.42	156.46	168.49	180.53	180.53	198.58	198.58	216.63	216.63	234.68	234.68	252.74	252.74	252.74	252.74
71	122.93	147.52	159.81	172.1	184.4	184.4	202.83	202.83	221.27	221.27	239.71	239.71	258.15	258.15	258.15	258.15
72	125.64	150.77	163.33	175.9	188.46	188.46	207.31	207.31	226.15	226.15	245	245	263.84	263.84	263.84	263.84
73	128.48	154.18	167.02	179.87	192.72	192.72	211.99	211.99	231.26	231.26	250.54	250.54	269.81	269.81	269.81	269.81
74	131.44	157.73	170.87	184.02	197.16	197.16	216.88	216.88	236.59	236.59	256.31	256.31	276.02	276.02	276.02	276.02
75	134.54	161.45	174.9	188.36	201.81	201.81	221.99	221.99	242.17	242.17	262.35	262.35	282.53	282.53	282.53	282.53

TARGET PREMIUM RATES (per $1,000 of Policy Face Amount) – Female

Table:	Standard	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16
Age:	100%	120%	130%	140%	150%	150%	165%	165%	180%	180%	195%	195%	210%	210%	210%	210%
20	45.02	54.02	58.53	63.03	67.53	67.53	74.28	74.28	81.04	81.04	87.79	87.79	94.54	94.54	94.54	94.54
21	45.89	55.07	59.66	64.25	68.84	68.84	75.72	75.72	82.6	82.6	89.49	89.49	96.37	96.37	96.37	96.37
22	46.77	56.12	60.8	65.48	70.16	70.16	77.17	77.17	84.19	84.19	91.2	91.2	98.22	98.22	98.22	98.22
23	47.68	57.22	61.98	66.75	71.52	71.52	78.67	78.67	85.82	85.82	92.98	92.98	100.13	100.13	100.13	100.13
24	48.6	58.32	63.18	68.04	72.9	72.9	80.19	80.19	87.48	87.48	94.77	94.77	102.06	102.06	102.06	102.06
25	49.53	59.44	64.39	69.34	74.3	74.3	81.72	81.72	89.15	89.15	96.58	96.58	104.01	104.01	104.01	104.01
26	50.48	60.58	65.62	70.67	75.72	75.72	83.29	83.29	90.86	90.86	98.44	98.44	106.01	106.01	106.01	106.01
27	51.45	61.74	66.89	72.03	77.18	77.18	84.89	84.89	92.61	92.61	100.33	100.33	108.05	108.05	108.05	108.05
28	52.44	62.93	68.17	73.42	78.66	78.66	86.53	86.53	94.39	94.39	102.26	102.26	110.12	110.12	110.12	110.12
29	53.45	64.14	69.49	74.83	80.18	80.18	88.19	88.19	96.21	96.21	104.23	104.23	112.25	112.25	112.25	112.25
30	54.48	65.38	70.82	76.27	81.72	81.72	89.89	89.89	98.06	98.06	106.24	106.24	114.41	114.41	114.41	114.41
31	55.53	66.64	72.19	77.74	83.3	83.3	91.62	91.62	99.95	99.95	108.28	108.28	116.61	116.61	116.61	116.61
32	56.6	67.92	73.58	79.24	84.9	84.9	93.39	93.39	101.88	101.88	110.37	110.37	118.86	118.86	118.86	118.86
33	57.7	69.24	75.01	80.78	86.55	86.55	95.21	95.21	103.86	103.86	112.52	112.52	121.17	121.17	121.17	121.17
34	58.81	70.57	76.45	82.33	88.22	88.22	97.04	97.04	105.86	105.86	114.68	114.68	123.5	123.5	123.5	123.5
35	59.94	71.93	77.92	83.92	89.91	89.91	98.9	98.9	107.89	107.89	116.88	116.88	125.87	125.87	125.87	125.87
36	61.08	73.3	79.4	85.51	91.62	91.62	100.78	100.78	109.94	109.94	119.11	119.11	128.27	128.27	128.27	128.27
37	62.25	74.7	80.93	87.15	93.38	93.38	102.71	102.71	112.05	112.05	121.39	121.39	130.73	130.73	130.73	130.73
38	63.42	76.1	82.45	88.79	95.13	95.13	104.64	104.64	114.16	114.16	123.67	123.67	133.18	133.18	133.18	133.18
39	64.61	77.53	83.99	90.45	96.92	96.92	106.61	106.61	116.3	116.3	125.99	125.99	135.68	135.68	135.68	135.68
40	65.82	78.98	85.57	92.15	98.73	98.73	108.6	108.6	118.48	118.48	128.35	128.35	138.22	138.22	138.22	138.22
41	67.05	80.46	87.17	93.87	100.58	100.58	110.63	110.63	120.69	120.69	130.75	130.75	140.81	140.81	140.81	140.81
42	68.3	81.96	88.79	95.62	102.45	102.45	112.7	112.7	122.94	122.94	133.19	133.19	143.43	143.43	143.43	143.43
43	69.57	83.48	90.44	97.4	104.36	104.36	114.79	114.79	125.23	125.23	135.66	135.66	146.1	146.1	146.1	146.1
44	70.88	85.06	92.14	99.23	106.32	106.32	116.95	116.95	127.58	127.58	138.22	138.22	148.85	148.85	148.85	148.85
45	72.21	86.65	93.87	101.09	108.32	108.32	119.15	119.15	129.98	129.98	140.81	140.81	151.64	151.64	151.64	151.64
46	73.57	88.28	95.64	103	110.36	110.36	121.39	121.39	132.43	132.43	143.46	143.46	154.5	154.5	154.5	154.5
47	74.95	89.94	97.44	104.93	112.43	112.43	123.67	123.67	134.91	134.91	146.15	146.15	157.4	157.4	157.4	157.4
48	76.36	91.63	99.27	106.9	114.54	114.54	125.99	125.99	137.45	137.45	148.9	148.9	160.36	160.36	160.36	160.36
49	77.79	93.35	101.13	108.91	116.69	116.69	128.35	128.35	140.02	140.02	151.69	151.69	163.36	163.36	163.36	163.36
50	79.25	95.1	103.03	110.95	118.88	118.88	130.76	130.76	142.65	142.65	154.54	154.54	166.43	166.43	166.43	166.43
51	80.73	96.88	104.95	113.02	121.1	121.1	133.2	133.2	145.31	145.31	157.42	157.42	169.53	169.53	169.53	169.53
52	82.25	98.7	106.93	115.15	123.38	123.38	135.71	135.71	148.05	148.05	160.39	160.39	172.73	172.73	172.73	172.73
53	83.79	100.55	108.93	117.31	125.69	125.69	138.25	138.25	150.82	150.82	163.39	163.39	175.96	175.96	175.96	175.96
54	85.35	102.42	110.96	119.49	128.03	128.03	140.83	140.83	153.63	153.63	166.43	166.43	179.24	179.24	179.24	179.24
55	86.95	104.34	113.04	121.73	130.43	130.43	143.47	143.47	156.51	156.51	169.55	169.55	182.6	182.6	182.6	182.6
56	88.58	106.3	115.15	124.01	132.87	132.87	146.16	146.16	159.44	159.44	172.73	172.73	186.02	186.02	186.02	186.02
57	90.23	108.28	117.3	126.32	135.35	135.35	148.88	148.88	162.41	162.41	175.95	175.95	189.48	189.48	189.48	189.48
58	91.93	110.32	119.51	128.7	137.9	137.9	151.68	151.68	165.47	165.47	179.26	179.26	193.05	193.05	193.05	193.05
59	93.65	112.38	121.75	131.11	140.48	140.48	154.52	154.52	168.57	168.57	182.62	182.62	196.67	196.67	196.67	196.67
60	95.42	114.5	124.05	133.59	143.13	143.13	157.44	157.44	171.76	171.76	186.07	186.07	200.38	200.38	200.38	200.38
61	97.22	116.66	126.39	136.11	145.83	145.83	160.41	160.41	175	175	189.58	189.58	204.16	204.16	204.16	204.16
62	99.06	118.87	128.78	138.68	148.59	148.59	163.45	163.45	178.31	178.31	193.17	193.17	208.03	208.03	208.03	208.03
63	100.95	121.14	131.24	141.33	151.43	151.43	166.57	166.57	181.71	181.71	196.85	196.85	212	212	212	212
64	102.87	123.44	133.73	144.02	154.31	154.31	169.74	169.74	185.17	185.17	200.6	200.6	216.03	216.03	216.03	216.03
65	104.84	125.81	136.29	146.78	157.26	157.26	172.99	172.99	188.71	188.71	204.44	204.44	220.16	220.16	220.16	220.16
66	106.86	128.23	138.92	149.6	160.29	160.29	176.32	176.32	192.35	192.35	208.38	208.38	224.41	224.41	224.41	224.41
67	108.92	130.7	141.6	152.49	163.38	163.38	179.72	179.72	196.06	196.06	212.39	212.39	228.73	228.73	228.73	228.73
68	111.04	133.25	144.35	155.46	166.56	166.56	183.22	183.22	199.87	199.87	216.53	216.53	233.18	233.18	233.18	233.18

69	113.21	135.85	147.17	158.49	169.82	169.82	186.8	186.8	203.78	203.78	220.76	220.76	237.74	237.74	237.74	237.74
70	115.44	138.53	150.07	161.62	173.16	173.16	190.48	190.48	207.79	207.79	225.11	225.11	242.42	242.42	242.42	242.42
71	117.74	141.29	153.06	164.84	176.61	176.61	194.27	194.27	211.93	211.93	229.59	229.59	247.25	247.25	247.25	247.25
72	120.13	144.16	156.17	168.18	180.2	180.2	198.21	198.21	216.23	216.23	234.25	234.25	252.27	252.27	252.27	252.27
73	122.62	147.14	159.41	171.67	183.93	183.93	202.32	202.32	220.72	220.72	239.11	239.11	257.5	257.5	257.5	257.5
74	125.22	150.26	162.79	175.31	187.83	187.83	206.61	206.61	225.4	225.4	244.18	244.18	262.96	262.96	262.96	262.96
75	127.97	153.56	166.36	179.16	191.96	191.96	211.15	211.15	230.35	230.35	249.54	249.54	268.74	268.74	268.74	268.74

TARGET PREMIUM RATES (per $1,000 of Policy Face Amount) – Unisex

Table:	Standard	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16
Age:	100%	120%	130%	140%	150%	150%	165%	165%	180%	180%	195%	195%	210%	210%	210%	210%
20	47.68	57.22	61.98	66.75	71.52	71.52	78.67	78.67	85.82	85.82	92.98	92.98	100.13	100.13	100.13	100.13
21	48.56	58.27	63.13	67.98	72.84	72.84	80.12	80.12	87.41	87.41	94.69	94.69	101.98	101.98	101.98	101.98
22	49.45	59.34	64.29	69.23	74.18	74.18	81.59	81.59	89.01	89.01	96.43	96.43	103.85	103.85	103.85	103.85
23	50.35	60.42	65.46	70.49	75.53	75.53	83.08	83.08	90.63	90.63	98.18	98.18	105.74	105.74	105.74	105.74
24	51.27	61.52	66.65	71.78	76.91	76.91	84.6	84.6	92.29	92.29	99.98	99.98	107.67	107.67	107.67	107.67
25	52.21	62.65	67.87	73.09	78.32	78.32	86.15	86.15	93.98	93.98	101.81	101.81	109.64	109.64	109.64	109.64
26	53.16	63.79	69.11	74.42	79.74	79.74	87.71	87.71	95.69	95.69	103.66	103.66	111.64	111.64	111.64	111.64
27	54.13	64.96	70.37	75.78	81.2	81.2	89.31	89.31	97.43	97.43	105.55	105.55	113.67	113.67	113.67	113.67
28	55.13	66.16	71.67	77.18	82.7	82.7	90.96	90.96	99.23	99.23	107.5	107.5	115.77	115.77	115.77	115.77
29	56.15	67.38	73	78.61	84.23	84.23	92.65	92.65	101.07	101.07	109.49	109.49	117.92	117.92	117.92	117.92
30	57.19	68.63	74.35	80.07	85.79	85.79	94.36	94.36	102.94	102.94	111.52	111.52	120.1	120.1	120.1	120.1
31	58.26	69.91	75.74	81.56	87.39	87.39	96.13	96.13	104.87	104.87	113.61	113.61	122.35	122.35	122.35	122.35
32	59.35	71.22	77.16	83.09	89.03	89.03	97.93	97.93	106.83	106.83	115.73	115.73	124.64	124.64	124.64	124.64
33	60.46	72.55	78.6	84.64	90.69	90.69	99.76	99.76	108.83	108.83	117.9	117.9	126.97	126.97	126.97	126.97
34	61.59	73.91	80.07	86.23	92.39	92.39	101.62	101.62	110.86	110.86	120.1	120.1	129.34	129.34	129.34	129.34
35	62.74	75.29	81.56	87.84	94.11	94.11	103.52	103.52	112.93	112.93	122.34	122.34	131.75	131.75	131.75	131.75
36	63.91	76.69	83.08	89.47	95.87	95.87	105.45	105.45	115.04	115.04	124.62	124.62	134.21	134.21	134.21	134.21
37	65.09	78.11	84.62	91.13	97.64	97.64	107.4	107.4	117.16	117.16	126.93	126.93	136.69	136.69	136.69	136.69
38	66.29	79.55	86.18	92.81	99.44	99.44	109.38	109.38	119.32	119.32	129.27	129.27	139.21	139.21	139.21	139.21
39	67.5	81	87.75	94.5	101.25	101.25	111.38	111.38	121.5	121.5	131.63	131.63	141.75	141.75	141.75	141.75
40	68.72	82.46	89.34	96.21	103.08	103.08	113.39	113.39	123.7	123.7	134	134	144.31	144.31	144.31	144.31
41	69.96	83.95	90.95	97.94	104.94	104.94	115.43	115.43	125.93	125.93	136.42	136.42	146.92	146.92	146.92	146.92
42	71.21	85.45	92.57	99.69	106.82	106.82	117.5	117.5	128.18	128.18	138.86	138.86	149.54	149.54	149.54	149.54
43	72.47	86.96	94.21	101.46	108.71	108.71	119.58	119.58	130.45	130.45	141.32	141.32	152.19	152.19	152.19	152.19
44	73.76	88.51	95.89	103.26	110.64	110.64	121.7	121.7	132.77	132.77	143.83	143.83	154.9	154.9	154.9	154.9
45	75.08	90.1	97.6	105.11	112.62	112.62	123.88	123.88	135.14	135.14	146.41	146.41	157.67	157.67	157.67	157.67
46	76.42	91.7	99.35	106.99	114.63	114.63	126.09	126.09	137.56	137.56	149.02	149.02	160.48	160.48	160.48	160.48
47	77.79	93.35	101.13	108.91	116.69	116.69	128.35	128.35	140.02	140.02	151.69	151.69	163.36	163.36	163.36	163.36
48	79.18	95.02	102.93	110.85	118.77	118.77	130.65	130.65	142.52	142.52	154.4	154.4	166.28	166.28	166.28	166.28
49	80.62	96.74	104.81	112.87	120.93	120.93	133.02	133.02	145.12	145.12	157.21	157.21	169.3	169.3	169.3	169.3
50	82.08	98.5	106.7	114.91	123.12	123.12	135.43	135.43	147.74	147.74	160.06	160.06	172.37	172.37	172.37	172.37
51	83.58	100.3	108.65	117.01	125.37	125.37	137.91	137.91	150.44	150.44	162.98	162.98	175.52	175.52	175.52	175.52
52	85.11	102.13	110.64	119.15	127.67	127.67	140.43	140.43	153.2	153.2	165.96	165.96	178.73	178.73	178.73	178.73
53	86.67	104	112.67	121.34	130.01	130.01	143.01	143.01	156.01	156.01	169.01	169.01	182.01	182.01	182.01	182.01
54	88.27	105.92	114.75	123.58	132.41	132.41	145.65	145.65	158.89	158.89	172.13	172.13	185.37	185.37	185.37	185.37
55	89.9	107.88	116.87	125.86	134.85	134.85	148.34	148.34	161.82	161.82	175.31	175.31	188.79	188.79	188.79	188.79
56	91.56	109.87	119.03	128.18	137.34	137.34	151.07	151.07	164.81	164.81	178.54	178.54	192.28	192.28	192.28	192.28
57	93.26	111.91	121.24	130.56	139.89	139.89	153.88	153.88	167.87	167.87	181.86	181.86	195.85	195.85	195.85	195.85
58	95	114	123.5	133	142.5	142.5	156.75	156.75	171	171	185.25	185.25	199.5	199.5	199.5	199.5
59	96.78	116.14	125.81	135.49	145.17	145.17	159.69	159.69	174.2	174.2	188.72	188.72	203.24	203.24	203.24	203.24
60	98.61	118.33	128.19	138.05	147.92	147.92	162.71	162.71	177.5	177.5	192.29	192.29	207.08	207.08	207.08	207.08
61	100.47	120.56	130.61	140.66	150.71	150.71	165.78	165.78	180.85	180.85	195.92	195.92	210.99	210.99	210.99	210.99
62	102.38	122.86	133.09	143.33	153.57	153.57	168.93	168.93	184.28	184.28	199.64	199.64	215	215	215	215
63	104.32	125.18	135.62	146.05	156.48	156.48	172.13	172.13	187.78	187.78	203.42	203.42	219.07	219.07	219.07	219.07
64	106.3	127.56	138.19	148.82	159.45	159.45	175.4	175.4	191.34	191.34	207.29	207.29	223.23	223.23	223.23	223.23
65	108.32	129.98	140.82	151.65	162.48	162.48	178.73	178.73	194.98	194.98	211.22	211.22	227.47	227.47	227.47	227.47
66	110.39	132.47	143.51	154.55	165.59	165.59	182.14	182.14	198.7	198.7	215.26	215.26	231.82	231.82	231.82	231.82
67	112.51	135.01	146.26	157.51	168.77	168.77	185.64	185.64	202.52	202.52	219.39	219.39	236.27	236.27	236.27	236.27
68	114.72	137.66	149.14	160.61	172.08	172.08	189.29	189.29	206.5	206.5	223.7	223.7	240.91	240.91	240.91	240.91

69	117.01	140.41	152.11	163.81	175.52	175.52	193.07	193.07	210.62	210.62	228.17	228.17	245.72	245.72	245.72	245.72
70	119.42	143.3	155.25	167.19	179.13	179.13	197.04	197.04	214.96	214.96	232.87	232.87	250.78	250.78	250.78	250.78
71	121.94	146.33	158.52	170.72	182.91	182.91	201.2	201.2	219.49	219.49	237.78	237.78	256.07	256.07	256.07	256.07
72	124.58	149.5	161.95	174.41	186.87	186.87	205.56	205.56	224.24	224.24	242.93	242.93	261.62	261.62	261.62	261.62
73	127.35	152.82	165.56	178.29	191.03	191.03	210.13	210.13	229.23	229.23	248.33	248.33	267.44	267.44	267.44	267.44
74	130.24	156.29	169.31	182.34	195.36	195.36	214.9	214.9	234.43	234.43	253.97	253.97	273.5	273.5	273.5	273.5
75	133.27	159.92	173.25	186.58	199.91	199.91	219.9	219.9	239.89	239.89	259.88	259.88	279.87	279.87	279.87	279.87

APPENDIX B

In Appendix B, delete the current Guideline Premium/Cash Value Corridor Test table, and replace with the following:

Guideline Premium/Cash Value Corridor Test

Insured’s Attained Age	Percentage of Surrender Value	Insured’s Attained Age	Percentage of Surrender Value	Insured’s Attained Age	Percentage of Surrender Value
0-40	250	53	164	66	119
41	243	54	157	67	118
42	236	55	150	68	117
43	229	56	146	69	116
44	222	57	142	70	115
45	215	58	138	71	113
46	209	59	134	72	111
47	203	60	130	73	109
48	197	61	128	74	107
49	191	62	126	75-90	105
50	185	63	124	91	104
51	178	64	122	92	103
52	171	65	120	93	102
				94+	101

In Appendix B, delete the headings in the current tables and replace with the following:

Cash Value Accumulation Test (percentage of Surrender Value) – Male
For Policy Dates before December 15, 2021

Cash Value Accumulation Test (percentage of Surrender Value) – Female
For Policy Dates before December 15, 2021

Cash Value Accumulation Test (percentage of Surrender Value) – Unisex
For Policy Dates before December 15, 2021

In Appendix B, add the following tables to the end of the section:

Cash Value Accumulation Test (percentage of Surrender Value) – Male
For Policy Dates on or after December 15, 2021

Table:	None	150%	175%	200%	225%	250%	275%	300%	325%	350%	375%	400%	425%	450%	475%	500%
Age:		2	3	4	5	6	7	8	9	10	11	12	13	14	15	16
0	461.136%	420.898%	406.082%	393.469%	382.515%	372.855%	364.231%	356.456%	349.389%	342.919%	336.963%	331.450%	326.324%	321.540%	317.059%	312.847%
1	452.546%	413.195%	398.711%	386.381%	375.675%	366.234%	357.808%	350.211%	343.307%	336.987%	331.169%	325.784%	320.778%	316.106%	311.730%	307.618%
2	443.920%	405.394%	391.216%	379.148%	368.670%	359.431%	351.185%	343.752%	336.996%	330.813%	325.120%	319.852%	314.955%	310.384%	306.103%	302.081%
3	435.422%	397.697%	383.815%	372.001%	361.743%	352.699%	344.628%	337.352%	330.740%	324.689%	319.117%	313.962%	309.169%	304.697%	300.507%	296.571%
4	427.054%	390.105%	376.511%	364.942%	354.898%	346.043%	338.140%	331.017%	324.543%	318.619%	313.165%	308.118%	303.426%	299.048%	294.947%	291.095%
5	418.830%	382.637%	369.322%	357.992%	348.155%	339.484%	331.745%	324.770%	318.431%	312.631%	307.291%	302.349%	297.756%	293.469%	289.455%	285.683%
6	410.746%	375.291%	362.249%	351.151%	341.517%	333.024%	325.445%	318.614%	312.406%	306.726%	301.496%	296.658%	292.160%	287.962%	284.031%	280.338%
7	402.816%	368.083%	355.307%	344.436%	335.000%	326.682%	319.259%	312.569%	306.489%	300.926%	295.805%	291.066%	286.662%	282.551%	278.702%	275.085%
8	395.036%	361.009%	348.494%	337.846%	328.603%	320.455%	313.185%	306.633%	300.679%	295.230%	290.215%	285.574%	281.261%	277.236%	273.466%	269.924%
9	387.392%	354.053%	341.793%	331.361%	322.307%	314.326%	307.204%	300.786%	294.954%	289.617%	284.705%	280.159%	275.934%	271.992%	268.300%	264.831%
10	379.893%	347.228%	335.217%	324.997%	316.127%	308.309%	301.333%	295.046%	289.333%	284.105%	279.294%	274.841%	270.703%	266.842%	263.225%	259.828%
11	372.536%	340.532%	328.764%	318.752%	310.063%	302.403%	295.569%	289.411%	283.814%	278.694%	273.981%	269.620%	265.566%	261.784%	258.242%	254.914%
12	365.330%	333.974%	322.445%	312.637%	304.125%	296.622%	289.928%	283.895%	278.413%	273.398%	268.781%	264.510%	260.540%	256.835%	253.365%	250.106%
13	358.279%	327.561%	316.268%	306.661%	298.323%	290.975%	284.418%	278.510%	273.141%	268.229%	263.708%	259.525%	255.637%	252.009%	248.611%	245.420%
14	351.397%	321.312%	310.252%	300.844%	292.680%	285.484%	279.065%	273.280%	268.023%	263.214%	258.788%	254.692%	250.886%	247.334%	244.008%	240.883%
15	344.704%	315.249%	304.422%	295.214%	287.223%	280.181%	273.898%	268.237%	263.094%	258.388%	254.056%	250.049%	246.324%	242.849%	239.595%	236.537%
16	338.231%	309.412%	298.822%	289.816%	282.001%	275.115%	268.972%	263.436%	258.407%	253.806%	249.572%	245.654%	242.013%	238.616%	235.435%	232.446%
17	331.989%	303.816%	293.466%	284.666%	277.031%	270.304%	264.303%	258.896%	253.985%	249.491%	245.356%	241.531%	237.975%	234.658%	231.552%	228.634%
18	325.994%	298.480%	288.377%	279.788%	272.337%	265.774%	259.919%	254.646%	249.855%	245.473%	241.441%	237.710%	234.244%	231.009%	227.981%	225.136%
19	320.195%	293.342%	283.487%	275.111%	267.848%	261.449%	255.744%	250.604%	245.937%	241.667%	237.739%	234.105%	230.728%	227.578%	224.629%	221.858%
20	314.504%	288.300%	278.688%	270.521%	263.439%	257.203%	251.643%	246.636%	242.088%	237.929%	234.103%	230.564%	227.275%	224.208%	221.336%	218.638%
21	308.925%	283.357%	273.984%	266.022%	259.120%	253.043%	247.626%	242.747%	238.318%	234.268%	230.541%	227.095%	223.894%	220.907%	218.112%	215.486%
22	303.450%	278.504%	269.364%	261.602%	254.876%	248.955%	243.677%	238.926%	234.612%	230.668%	227.040%	223.685%	220.569%	217.662%	214.941%	212.385%
23	298.074%	273.737%	264.825%	257.260%	250.705%	244.936%	239.796%	235.169%	230.969%	227.129%	223.597%	220.331%	217.298%	214.469%	211.821%	209.335%
24	292.795%	269.054%	260.365%	252.992%	246.605%	240.986%	235.980%	231.474%	227.384%	223.646%	220.209%	217.031%	214.079%	211.326%	208.750%	206.331%
25	287.612%	264.452%	255.983%	248.797%	242.574%	237.101%	232.226%	227.839%	223.858%	220.219%	216.874%	213.781%	210.910%	208.232%	205.726%	203.373%
26	282.521%	259.931%	251.674%	244.672%	238.610%	233.279%	228.532%	224.261%	220.386%	216.846%	213.590%	210.581%	207.788%	205.183%	202.746%	200.458%
27	277.506%	255.468%	247.419%	240.595%	234.689%	229.496%	224.873%	220.715%	216.943%	213.497%	210.329%	207.402%	204.684%	202.150%	199.779%	197.554%
28	272.556%	251.053%	243.204%	236.552%	230.797%	225.738%	221.235%	217.185%	213.513%	210.158%	207.074%	204.225%	201.580%	199.115%	196.808%	194.644%
29	267.671%	246.687%	239.032%	232.546%	226.936%	222.006%	217.619%	213.674%	210.097%	206.830%	203.828%	201.054%	198.480%	196.080%	193.836%	191.729%
30	262.857%	242.375%	234.908%	228.583%	223.113%	218.308%	214.033%	210.190%	206.706%	203.524%	200.600%	197.900%	195.393%	193.057%	190.873%	188.823%
31	258.117%	238.123%	230.838%	224.669%	219.337%	214.653%	210.486%	206.741%	203.347%	200.247%	197.400%	194.770%	192.329%	190.055%	187.928%	185.933%
32	253.467%	233.951%	226.844%	220.828%	215.629%	211.063%	207.003%	203.354%	200.047%	197.028%	194.255%	191.694%	189.318%	187.104%	185.034%	183.092%
33	248.914%	229.868%	222.936%	217.071%	212.003%	207.554%	203.598%	200.044%	196.823%	193.884%	191.184%	188.691%	186.379%	184.224%	182.210%	180.320%
34	244.460%	225.876%	219.117%	213.400%	208.461%	204.127%	200.274%	196.813%	193.678%	190.816%	188.189%	185.763%	183.513%	181.417%	179.457%	177.619%

35	240.104%	221.975%	215.386%	209.815%	205.004%	200.783%	197.031%	193.662%	190.611%	187.827%	185.270%	182.911%	180.722%	178.684%	176.779%	174.992%
36	235.842%	218.161%	211.740%	206.312%	201.626%	197.517%	193.865%	190.587%	187.618%	184.910%	182.424%	180.129%	178.002%	176.020%	174.169%	172.432%
37	231.682%	214.444%	208.189%	202.903%	198.342%	194.343%	190.791%	187.602%	184.715%	182.082%	179.666%	177.437%	175.369%	173.445%	171.646%	169.959%
38	227.617%	210.816%	204.724%	199.579%	195.141%	191.251%	187.797%	184.697%	181.892%	179.333%	176.986%	174.820%	172.813%	170.944%	169.198%	167.561%
39	223.649%	207.279%	201.349%	196.343%	192.027%	188.245%	184.887%	181.876%	179.151%	176.666%	174.387%	172.286%	170.337%	168.524%	166.831%	165.243%
40	219.771%	203.828%	198.058%	193.189%	188.993%	185.318%	182.056%	179.132%	176.486%	174.076%	171.864%	169.825%	167.936%	166.178%	164.536%	162.997%
41	215.987%	200.464%	194.852%	190.119%	186.042%	182.473%	179.307%	176.469%	173.902%	171.564%	169.420%	167.444%	165.613%	163.910%	162.319%	160.829%
42	212.287%	197.180%	191.723%	187.124%	183.165%	179.700%	176.628%	173.876%	171.387%	169.121%	167.044%	165.130%	163.357%	161.708%	160.168%	158.726%
43	208.664%	193.964%	188.660%	184.193%	180.350%	176.988%	174.009%	171.341%	168.929%	166.734%	164.722%	162.869%	161.153%	159.558%	158.069%	156.674%
44	205.098%	190.795%	185.641%	181.302%	177.571%	174.310%	171.421%	168.834%	166.497%	164.371%	162.423%	160.629%	158.969%	157.426%	155.986%	154.638%
45	201.591%	187.675%	182.666%	178.452%	174.830%	171.666%	168.865%	166.358%	164.094%	162.035%	160.149%	158.413%	156.807%	155.315%	153.922%	152.619%
46	198.141%	184.601%	179.733%	175.641%	172.126%	169.056%	166.340%	163.910%	161.717%	159.723%	157.898%	156.219%	154.665%	153.222%	151.876%	150.617%
47	194.746%	181.572%	176.841%	172.867%	169.456%	166.478%	163.845%	161.490%	159.366%	157.436%	155.669%	154.044%	152.542%	151.147%	149.846%	148.629%
48	191.403%	178.585%	173.987%	170.128%	166.817%	163.928%	161.375%	159.093%	157.036%	155.167%	153.457%	151.885%	150.432%	149.083%	147.826%	146.651%
49	188.113%	175.640%	171.172%	167.423%	164.210%	161.408%	158.932%	156.721%	154.728%	152.918%	151.264%	149.743%	148.338%	147.034%	145.820%	144.684%
50	184.874%	172.737%	168.394%	164.753%	161.633%	158.915%	156.515%	154.372%	152.442%	150.690%	149.088%	147.617%	146.258%	144.998%	143.824%	142.727%
51	181.692%	169.882%	165.662%	162.126%	159.098%	156.462%	154.135%	152.058%	150.188%	148.492%	146.942%	145.519%	144.205%	142.987%	141.853%	140.793%
52	178.572%	167.082%	162.981%	159.547%	156.609%	154.052%	151.797%	149.785%	147.975%	146.333%	144.834%	143.457%	142.187%	141.010%	139.915%	138.892%
53	175.514%	164.338%	160.353%	157.020%	154.170%	151.691%	149.505%	147.557%	145.804%	144.215%	142.766%	141.435%	140.208%	139.071%	138.013%	137.026%
54	172.520%	161.650%	157.781%	154.546%	151.781%	149.378%	147.261%	145.375%	143.679%	142.142%	140.741%	139.455%	138.269%	137.171%	136.151%	135.198%
55	169.589%	159.021%	155.264%	152.125%	149.445%	147.116%	145.066%	143.240%	141.600%	140.114%	138.760%	137.518%	136.373%	135.314%	134.329%	133.410%
56	166.725%	156.452%	152.805%	149.761%	147.164%	144.909%	142.924%	141.158%	139.572%	138.136%	136.828%	135.629%	134.525%	133.503%	132.553%	131.668%
57	163.926%	153.945%	150.407%	147.455%	144.939%	142.756%	140.836%	139.129%	137.596%	136.209%	134.947%	133.790%	132.725%	131.740%	130.825%	129.972%
58	161.194%	151.500%	148.069%	145.209%	142.773%	140.660%	138.804%	137.154%	135.674%	134.336%	133.117%	132.002%	130.976%	130.027%	129.146%	128.325%
59	158.529%	149.118%	145.792%	143.022%	140.665%	138.622%	136.828%	135.235%	133.807%	132.516%	131.341%	130.267%	129.278%	128.365%	127.517%	126.728%
60	155.934%	146.802%	143.579%	140.899%	138.619%	136.645%	134.913%	133.376%	131.998%	130.754%	129.623%	128.588%	127.637%	126.759%	125.944%	125.186%
61	153.408%	144.552%	141.432%	138.840%	136.636%	134.731%	133.060%	131.577%	130.250%	129.052%	127.963%	126.968%	126.054%	125.210%	124.428%	123.700%
62	150.954%	142.371%	139.353%	136.848%	134.720%	132.882%	131.271%	129.843%	128.566%	127.413%	126.367%	125.411%	124.533%	123.723%	122.972%	122.275%
63	148.571%	140.259%	137.341%	134.922%	132.870%	131.099%	129.547%	128.173%	126.945%	125.838%	124.833%	123.915%	123.073%	122.297%	121.578%	120.910%
64	146.260%	138.216%	135.398%	133.065%	131.087%	129.382%	127.889%	126.569%	125.389%	124.326%	123.362%	122.483%	121.676%	120.933%	120.245%	119.606%
65	144.019%	136.241%	133.522%	131.273%	129.370%	127.729%	126.296%	125.028%	123.896%	122.878%	121.954%	121.113%	120.341%	119.631%	118.973%	118.363%
66	141.845%	134.330%	131.709%	129.544%	127.713%	126.137%	124.761%	123.546%	122.462%	121.486%	120.603%	119.799%	119.062%	118.383%	117.757%	117.175%
67	139.734%	132.479%	129.955%	127.872%	126.114%	124.601%	123.282%	122.118%	121.080%	120.148%	119.304%	118.536%	117.833%	117.187%	116.589%	116.036%
68	137.684%	130.684%	128.255%	126.253%	124.565%	123.116%	121.852%	120.739%	119.747%	118.856%	118.051%	117.319%	116.649%	116.034%	115.465%	114.939%
69	135.690%	128.943%	126.607%	124.685%	123.066%	121.678%	120.469%	119.405%	118.458%	117.608%	116.841%	116.143%	115.506%	114.920%	114.381%	113.881%
70	133.755%	127.254%	125.010%	123.166%	121.616%	120.287%	119.132%	118.116%	117.212%	116.403%	115.672%	115.009%	114.403%	113.847%	113.334%	112.860%
71	131.879%	125.622%	123.468%	121.701%	120.217%	118.947%	117.844%	116.875%	116.014%	115.244%	114.549%	113.919%	113.344%	112.816%	112.330%	111.881%
72	130.067%	124.051%	121.985%	120.294%	118.875%	117.663%	116.612%	115.688%	114.870%	114.138%	113.478%	112.879%	112.334%	111.834%	111.374%	110.949%
73	128.322%	122.543%	120.565%	118.948%	117.594%	116.439%	115.438%	114.560%	113.783%	113.088%	112.462%	111.895%	111.379%	110.906%	110.471%	110.070%
74	126.647%	121.103%	119.211%	117.668%	116.378%	115.278%	114.327%	113.494%	112.756%	112.098%	111.506%	110.970%	110.482%	110.035%	109.625%	109.247%
75	125.040%	119.729%	117.923%	116.452%	115.225%	114.180%	113.278%	112.489%	111.791%	111.168%	110.609%	110.103%	109.643%	109.222%	108.836%	108.480%

76	123.500%	118.419%	116.697%	115.298%	114.132%	113.142%	112.288%	111.541%	110.882%	110.295%	109.768%	109.292%	108.859%	108.463%	108.100%	107.766%
77	122.021%	117.167%	115.528%	114.199%	113.094%	112.157%	111.350%	110.646%	110.025%	109.472%	108.976%	108.529%	108.122%	107.752%	107.412%	107.098%
78	120.599%	115.968%	114.410%	113.150%	112.104%	111.219%	110.458%	109.795%	109.211%	108.692%	108.227%	107.808%	107.427%	107.080%	106.763%	106.470%
79	119.230%	114.817%	113.338%	112.145%	111.157%	110.323%	109.607%	108.984%	108.436%	107.949%	107.514%	107.122%	106.767%	106.443%	106.147%	105.874%
80	117.914%	113.713%	112.311%	111.183%	110.251%	109.466%	108.794%	108.209%	107.696%	107.242%	106.835%	106.470%	106.139%	105.837%	105.562%	105.309%
81	116.650%	112.656%	111.329%	110.264%	109.387%	108.649%	108.018%	107.472%	106.993%	106.569%	106.190%	105.850%	105.542%	105.263%	105.007%	104.772%
82	115.441%	111.649%	110.394%	109.390%	108.565%	107.873%	107.283%	106.772%	106.326%	105.931%	105.579%	105.264%	104.979%	104.720%	104.483%	104.267%
83	114.283%	110.686%	109.500%	108.554%	107.779%	107.130%	106.579%	106.103%	105.687%	105.320%	104.994%	104.702%	104.438%	104.199%	103.981%	103.781%
84	113.187%	109.779%	108.659%	107.769%	107.042%	106.435%	105.920%	105.477%	105.090%	104.750%	104.448%	104.178%	103.934%	103.713%	103.513%	103.329%
85	112.156%	108.930%	107.874%	107.036%	106.354%	105.787%	105.307%	104.894%	104.535%	104.220%	103.941%	103.691%	103.467%	103.264%	103.079%	102.910%
86	111.191%	108.142%	107.146%	106.359%	105.719%	105.189%	104.741%	104.357%	104.024%	103.732%	103.474%	103.244%	103.037%	102.850%	102.681%	102.526%
87	110.296%	107.419%	106.480%	105.739%	105.139%	104.643%	104.225%	103.868%	103.559%	103.289%	103.050%	102.837%	102.647%	102.475%	102.319%	102.177%
88	109.472%	106.762%	105.877%	105.179%	104.616%	104.152%	103.761%	103.429%	103.142%	102.891%	102.670%	102.473%	102.297%	102.139%	101.996%	101.865%
89	108.721%	106.174%	105.339%	104.683%	104.153%	103.717%	103.352%	103.042%	102.774%	102.541%	102.336%	102.154%	101.992%	101.845%	101.713%	101.593%
90	108.036%	105.651%	104.865%	104.245%	103.747%	103.337%	102.995%	102.704%	102.454%	102.237%	102.046%	101.877%	101.726%	101.590%	101.468%	101.357%
91	107.410%	105.189%	104.449%	103.866%	103.395%	103.009%	102.687%	102.414%	102.179%	101.976%	101.797%	101.639%	101.499%	101.373%	101.259%	101.157%
92	106.829%	104.781%	104.087%	103.537%	103.093%	102.728%	102.424%	102.166%	101.945%	101.754%	101.586%	101.438%	101.307%	101.189%	101.085%	101.000%
93	106.277%	104.413%	103.768%	103.251%	102.832%	102.487%	102.199%	101.955%	101.746%	101.565%	101.407%	101.268%	101.144%	101.034%	101.000%	101.000%
94	105.732%	104.074%	103.481%	103.001%	102.608%	102.283%	102.010%	101.779%	101.581%	101.410%	101.260%	101.127%	101.010%	101.000%	101.000%	101.000%
95	105.160%	103.736%	103.207%	102.769%	102.405%	102.101%	101.845%	101.628%	101.442%	101.281%	101.139%	101.016%	101.000%	101.000%	101.000%	101.000%
96	104.514%	103.356%	102.901%	102.515%	102.186%	101.906%	101.668%	101.464%	101.289%	101.137%	101.005%	101.000%	101.000%	101.000%	101.000%	101.000%
97	103.769%	102.919%	102.561%	102.243%	101.962%	101.715%	101.498%	101.309%	101.144%	101.002%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
98	102.858%	102.352%	102.120%	101.902%	101.696%	101.504%	101.326%	101.159%	101.007%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
99	101.667%	101.502%	101.419%	101.337%	101.254%	101.172%	101.090%	101.008%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
100	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
101	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
102	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
103	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
104	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
105	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
106	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
107	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
108	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
109	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
110	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
111	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
112	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
113	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
114	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
115	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
116	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%

117	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
118	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
119	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
120	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%

Cash Value Accumulation Test (percentage of Surrender Value) – Female
For Policy Dates on or after December 15, 2021

Table:	None	150%	175%	200%	225%	250%	275%	300%	325%	350%	375%	400%	425%	450%	475%	500%
Age:		2	3	4	5	6	7	8	9	10	11	12	13	14	15	16
0	496.024%	457.137%	442.791%	430.581%	419.977%	410.622%	402.265%	394.724%	387.859%	381.567%	375.763%	370.382%	365.370%	360.682%	356.282%	352.138%
1	486.870%	448.886%	434.882%	422.967%	412.622%	403.499%	395.352%	388.000%	381.311%	375.181%	369.528%	364.287%	359.407%	354.843%	350.561%	346.528%
2	477.633%	440.471%	426.775%	415.123%	405.010%	396.092%	388.129%	380.945%	374.409%	368.420%	362.898%	357.779%	353.013%	348.556%	344.375%	340.438%
3	468.460%	432.074%	418.667%	407.262%	397.364%	388.638%	380.846%	373.818%	367.423%	361.565%	356.163%	351.157%	346.495%	342.137%	338.048%	334.199%
4	459.409%	423.769%	410.639%	399.471%	389.779%	381.234%	373.606%	366.726%	360.466%	354.731%	349.444%	344.545%	339.982%	335.717%	331.716%	327.949%
5	450.528%	415.619%	402.760%	391.823%	382.333%	373.967%	366.498%	359.762%	353.635%	348.021%	342.846%	338.050%	333.585%	329.410%	325.494%	321.808%
6	441.817%	407.622%	395.028%	384.317%	375.024%	366.833%	359.520%	352.925%	346.926%	341.431%	336.365%	331.671%	327.300%	323.215%	319.382%	315.774%
7	433.285%	399.793%	387.460%	376.972%	367.873%	359.853%	352.694%	346.238%	340.366%	334.987%	330.029%	325.435%	321.158%	317.160%	313.409%	309.879%
8	424.915%	392.111%	380.032%	369.762%	360.853%	353.001%	345.992%	339.672%	333.924%	328.659%	323.806%	319.309%	315.123%	311.211%	307.541%	304.086%
9	416.691%	384.556%	372.725%	362.667%	353.941%	346.252%	339.389%	333.201%	327.573%	322.418%	317.667%	313.265%	309.168%	305.338%	301.745%	298.364%
10	408.623%	377.142%	365.554%	355.703%	347.158%	339.628%	332.907%	326.848%	321.338%	316.290%	311.639%	307.329%	303.318%	299.569%	296.052%	292.742%
11	400.720%	369.884%	358.535%	348.887%	340.519%	333.145%	326.565%	320.633%	315.238%	310.297%	305.744%	301.525%	297.599%	293.929%	290.487%	287.248%
12	392.968%	362.762%	351.646%	342.197%	334.003%	326.782%	320.339%	314.531%	309.249%	304.412%	299.954%	295.825%	291.981%	288.389%	285.020%	281.850%
13	385.363%	355.773%	344.886%	335.632%	327.607%	320.536%	314.227%	308.540%	303.368%	298.632%	294.268%	290.226%	286.463%	282.947%	279.649%	276.546%
14	377.892%	348.903%	338.237%	329.173%	321.313%	314.388%	308.209%	302.639%	297.575%	292.937%	288.664%	284.706%	281.022%	277.579%	274.350%	271.312%
15	370.594%	342.200%	331.755%	322.879%	315.183%	308.402%	302.353%	296.901%	291.943%	287.404%	283.221%	279.347%	275.741%	272.372%	269.213%	266.240%
16	363.512%	335.719%	325.498%	316.813%	309.283%	302.651%	296.734%	291.401%	286.554%	282.115%	278.026%	274.238%	270.713%	267.420%	264.332%	261.426%
17	356.635%	329.447%	319.451%	310.960%	303.599%	297.117%	291.335%	286.125%	281.389%	277.053%	273.059%	269.360%	265.919%	262.703%	259.688%	256.852%
18	349.925%	323.338%	313.567%	305.269%	298.077%	291.745%	286.098%	281.010%	276.386%	272.153%	268.254%	264.644%	261.286%	258.148%	255.207%	252.440%
19	343.343%	317.344%	307.793%	299.684%	292.657%	286.471%	280.956%	275.987%	271.472%	267.340%	263.535%	260.012%	256.735%	253.674%	250.804%	248.105%
20	336.878%	311.452%	302.116%	294.190%	287.324%	281.281%	275.893%	271.041%	266.633%	262.599%	258.884%	255.445%	252.247%	249.260%	246.460%	243.827%
21	330.527%	305.661%	296.533%	288.786%	282.077%	276.172%	270.910%	266.171%	261.866%	257.927%	254.300%	250.944%	247.822%	244.907%	242.175%	239.606%
22	324.290%	299.968%	291.044%	283.472%	276.915%	271.146%	266.004%	261.375%	257.171%	253.325%	249.784%	246.507%	243.460%	240.615%	237.949%	235.442%
23	318.163%	294.374%	285.648%	278.246%	271.837%	266.199%	261.176%	256.654%	252.548%	248.791%	245.334%	242.135%	239.160%	236.383%	233.781%	231.334%
24	312.160%	288.892%	280.361%	273.126%	266.863%	261.354%	256.447%	252.030%	248.020%	244.352%	240.976%	237.853%	234.950%	232.239%	229.700%	227.313%
25	306.289%	283.537%	275.198%	268.127%	262.008%	256.627%	251.835%	247.522%	243.607%	240.026%	236.732%	233.684%	230.851%	228.207%	225.730%	223.402%
26	300.534%	278.287%	270.136%	263.227%	257.249%	251.994%	247.314%	243.103%	239.281%	235.786%	232.571%	229.597%	226.834%	224.254%	221.838%	219.568%
27	294.880%	273.125%	265.159%	258.406%	252.566%	247.432%	242.862%	238.750%	235.018%	231.607%	228.469%	225.567%	222.871%	220.354%	217.998%	215.783%
28	289.326%	268.051%	260.263%	253.664%	247.957%	242.942%	238.478%	234.462%	230.819%	227.489%	224.426%	221.594%	218.962%	216.507%	214.207%	212.047%
29	283.875%	263.069%	255.456%	249.007%	243.430%	238.531%	234.170%	230.249%	226.691%	223.440%	220.450%	217.686%	215.118%	212.722%	210.479%	208.371%
30	278.531%	258.185%	250.743%	244.440%	238.991%	234.205%	229.946%	226.117%	222.643%	219.469%	216.551%	213.853%	211.347%	209.010%	206.821%	204.766%
31	273.300%	253.406%	246.133%	239.974%	234.652%	229.977%	225.819%	222.080%	218.689%	215.592%	212.744%	210.112%	207.667%	205.387%	203.253%	201.248%
32	268.175%	248.725%	241.617%	235.600%	230.401%	225.836%	221.776%	218.126%	214.817%	211.794%	209.016%	206.448%	204.063%	201.840%	199.759%	197.804%
33	263.152%	244.138%	237.192%	231.314%	226.236%	221.779%	217.815%	214.252%	211.023%	208.074%	205.363%	202.858%	200.533%	198.365%	196.336%	194.430%
34	258.237%	239.651%	232.866%	227.124%	222.166%	217.815%	213.946%	210.470%	207.319%	204.442%	201.799%	199.356%	197.089%	194.976%	192.998%	191.141%

35	253.430%	235.268%	228.640%	223.034%	218.194%	213.947%	210.172%	206.781%	203.708%	200.903%	198.326%	195.945%	193.735%	191.676%	189.749%	187.940%
36	248.731%	230.987%	224.515%	219.042%	214.319%	210.176%	206.494%	203.187%	200.191%	197.457%	194.946%	192.626%	190.474%	188.468%	186.591%	184.830%
37	244.144%	226.813%	220.495%	215.155%	210.548%	206.507%	202.918%	199.695%	196.776%	194.112%	191.666%	189.408%	187.312%	185.359%	183.533%	181.820%
38	239.666%	222.745%	216.580%	211.372%	206.880%	202.942%	199.444%	196.305%	193.462%	190.869%	188.488%	186.290%	184.251%	182.351%	180.575%	178.909%
39	235.290%	218.773%	212.761%	207.683%	203.304%	199.467%	196.061%	193.004%	190.237%	187.713%	185.396%	183.258%	181.276%	179.429%	177.703%	176.084%
40	231.009%	214.890%	209.027%	204.077%	199.811%	196.074%	192.757%	189.781%	187.089%	184.634%	182.381%	180.302%	178.375%	176.581%	174.904%	173.331%
41	226.812%	211.084%	205.367%	200.543%	196.387%	192.748%	189.519%	186.623%	184.004%	181.616%	179.426%	177.405%	175.532%	173.789%	172.160%	170.633%
42	222.699%	207.353%	201.780%	197.078%	193.030%	189.486%	186.343%	183.526%	180.978%	178.656%	176.527%	174.564%	172.744%	171.051%	169.469%	167.986%
43	218.659%	203.687%	198.253%	193.672%	189.729%	186.278%	183.219%	180.478%	178.000%	175.742%	173.673%	171.765%	169.997%	168.352%	166.816%	165.377%
44	214.692%	200.085%	194.787%	190.323%	186.482%	183.122%	180.145%	177.478%	175.067%	172.872%	170.860%	169.006%	167.289%	165.691%	164.200%	162.803%
45	210.799%	196.547%	191.382%	187.032%	183.291%	180.020%	177.122%	174.528%	172.183%	170.049%	168.093%	166.291%	164.623%	163.072%	161.623%	160.267%
46	206.976%	193.072%	188.037%	183.798%	180.154%	176.970%	174.149%	171.625%	169.345%	167.270%	165.369%	163.618%	161.997%	160.491%	159.084%	157.768%
47	203.236%	189.674%	184.767%	180.637%	177.089%	173.989%	171.245%	168.790%	166.573%	164.556%	162.709%	161.008%	159.434%	157.972%	156.607%	155.330%
48	199.575%	186.348%	181.567%	177.545%	174.090%	171.074%	168.405%	166.018%	163.863%	161.903%	160.109%	158.458%	156.930%	155.511%	154.187%	152.948%
49	195.993%	183.097%	178.439%	174.523%	171.161%	168.227%	165.632%	163.311%	161.217%	159.314%	157.572%	155.969%	154.487%	153.110%	151.826%	150.625%
50	192.489%	179.918%	175.382%	171.570%	168.299%	165.446%	162.923%	160.668%	158.635%	156.787%	155.096%	153.541%	152.103%	150.768%	149.524%	148.360%
51	189.062%	176.810%	172.393%	168.684%	165.503%	162.729%	160.277%	158.087%	156.113%	154.319%	152.679%	151.171%	149.777%	148.483%	147.277%	146.150%
52	185.710%	173.773%	169.474%	165.865%	162.772%	160.077%	157.695%	155.569%	153.653%	151.913%	150.322%	148.860%	147.510%	146.256%	145.089%	143.997%
53	182.434%	170.807%	166.623%	163.114%	160.108%	157.489%	155.177%	153.114%	151.255%	149.568%	148.026%	146.609%	145.301%	144.087%	142.957%	141.901%
54	179.232%	167.911%	163.841%	160.430%	157.509%	154.966%	152.722%	150.721%	148.918%	147.283%	145.790%	144.418%	143.151%	141.977%	140.883%	139.862%
55	176.104%	165.083%	161.126%	157.811%	154.974%	152.506%	150.330%	148.389%	146.642%	145.058%	143.612%	142.284%	141.058%	139.923%	138.866%	137.879%
56	173.048%	162.324%	158.478%	155.258%	152.504%	150.110%	148.000%	146.119%	144.427%	142.893%	141.494%	140.209%	139.024%	137.926%	136.905%	135.952%
57	170.065%	159.634%	155.897%	152.771%	150.099%	147.777%	145.732%	143.910%	142.272%	140.788%	139.435%	138.193%	137.048%	135.988%	135.002%	134.081%
58	167.154%	157.011%	153.382%	150.348%	147.757%	145.507%	143.527%	141.763%	140.178%	138.743%	137.435%	136.235%	135.129%	134.106%	133.154%	132.267%
59	164.314%	154.456%	150.933%	147.991%	145.480%	143.300%	141.383%	139.677%	138.145%	136.758%	135.494%	134.336%	133.269%	132.281%	131.364%	130.509%
60	161.546%	151.969%	148.552%	145.699%	143.267%	141.157%	139.302%	137.653%	136.173%	134.833%	133.614%	132.496%	131.467%	130.516%	129.632%	128.808%
61	158.850%	149.552%	146.238%	143.475%	141.120%	139.080%	137.287%	135.693%	134.264%	132.972%	131.796%	130.719%	129.727%	128.811%	127.960%	127.168%
62	156.227%	147.204%	143.993%	141.318%	139.040%	137.068%	135.336%	133.798%	132.420%	131.174%	130.040%	129.003%	128.049%	127.168%	126.350%	125.588%
63	153.675%	144.925%	141.816%	139.228%	137.027%	135.122%	133.450%	131.967%	130.638%	129.439%	128.348%	127.350%	126.432%	125.585%	124.799%	124.068%
64	151.196%	142.715%	139.707%	137.205%	135.080%	133.242%	131.630%	130.201%	128.922%	127.767%	126.718%	125.759%	124.878%	124.064%	123.311%	122.609%
65	148.788%	140.575%	137.667%	135.251%	133.200%	131.428%	129.876%	128.500%	127.270%	126.160%	125.152%	124.232%	123.386%	122.606%	121.884%	121.212%
66	146.451%	138.504%	135.695%	133.363%	131.386%	129.680%	128.186%	126.864%	125.682%	124.616%	123.650%	122.767%	121.957%	121.210%	120.518%	119.875%
67	144.185%	136.501%	133.789%	131.542%	129.638%	127.997%	126.561%	125.291%	124.157%	123.136%	122.209%	121.364%	120.589%	119.874%	119.213%	118.599%
68	141.988%	134.565%	131.950%	129.786%	127.955%	126.377%	124.999%	123.781%	122.694%	121.716%	120.830%	120.021%	119.280%	118.598%	117.967%	117.381%
69	139.859%	132.694%	130.176%	128.094%	126.334%	124.821%	123.499%	122.333%	121.292%	120.357%	119.510%	118.738%	118.031%	117.380%	116.778%	116.220%
70	137.797%	130.888%	128.465%	126.464%	124.775%	123.324%	122.059%	120.943%	119.949%	119.055%	118.247%	117.511%	116.837%	116.218%	115.645%	115.114%
71	135.799%	129.143%	126.815%	124.894%	123.276%	121.886%	120.677%	119.610%	118.661%	117.810%	117.040%	116.339%	115.698%	115.109%	114.565%	114.061%
72	133.864%	127.459%	125.222%	123.381%	121.832%	120.503%	119.348%	118.331%	117.427%	116.616%	115.883%	115.217%	114.609%	114.050%	113.534%	113.056%
73	131.990%	125.831%	123.686%	121.923%	120.441%	119.173%	118.071%	117.103%	116.242%	115.471%	114.776%	114.144%	113.567%	113.037%	112.549%	112.097%
74	130.175%	124.259%	122.204%	120.518%	119.102%	117.893%	116.844%	115.922%	115.105%	114.373%	113.713%	113.115%	112.569%	112.068%	111.607%	111.180%
75	128.417%	122.741%	120.775%	119.164%	117.814%	116.662%	115.664%	114.789%	114.013%	113.320%	112.696%	112.130%	111.614%	111.141%	110.706%	110.304%

76	126.718%	121.278%	119.398%	117.861%	116.575%	115.480%	114.533%	113.703%	112.968%	112.313%	111.723%	111.188%	110.702%	110.256%	109.847%	109.468%
77	125.077%	119.869%	118.075%	116.610%	115.387%	114.347%	113.448%	112.663%	111.968%	111.349%	110.793%	110.289%	109.831%	109.413%	109.028%	108.673%
78	123.496%	118.516%	116.805%	115.411%	114.249%	113.263%	112.413%	111.670%	111.015%	110.431%	109.908%	109.434%	109.004%	108.611%	108.250%	107.918%
79	121.972%	117.218%	115.588%	114.263%	113.161%	112.227%	111.424%	110.723%	110.106%	109.557%	109.065%	108.621%	108.217%	107.849%	107.512%	107.201%
80	120.507%	115.973%	114.423%	113.165%	112.122%	111.239%	110.481%	109.821%	109.240%	108.725%	108.263%	107.847%	107.470%	107.126%	106.811%	106.521%
81	119.100%	114.782%	113.309%	112.117%	111.129%	110.296%	109.582%	108.961%	108.416%	107.932%	107.500%	107.111%	106.759%	106.438%	106.145%	105.875%
82	117.756%	113.651%	112.254%	111.125%	110.193%	109.407%	108.735%	108.152%	107.641%	107.188%	106.785%	106.422%	106.093%	105.795%	105.522%	105.271%
83	116.478%	112.581%	111.258%	110.191%	109.311%	108.572%	107.940%	107.394%	106.915%	106.493%	106.116%	105.778%	105.472%	105.195%	104.942%	104.709%
84	115.263%	111.572%	110.320%	109.313%	108.483%	107.788%	107.196%	106.684%	106.237%	105.842%	105.491%	105.177%	104.893%	104.635%	104.401%	104.186%
85	114.114%	110.625%	109.443%	108.493%	107.712%	107.059%	106.504%	106.025%	105.607%	105.240%	104.913%	104.621%	104.357%	104.119%	103.902%	103.703%
86	113.033%	109.742%	108.627%	107.732%	106.999%	106.386%	105.866%	105.418%	105.029%	104.686%	104.382%	104.111%	103.867%	103.646%	103.445%	103.262%
87	112.021%	108.927%	107.877%	107.036%	106.347%	105.772%	105.285%	104.867%	104.504%	104.186%	103.903%	103.652%	103.425%	103.221%	103.035%	102.866%
88	111.071%	108.173%	107.187%	106.396%	105.749%	105.211%	104.756%	104.366%	104.028%	103.731%	103.469%	103.235%	103.026%	102.837%	102.665%	102.509%
89	110.181%	107.478%	106.553%	105.812%	105.205%	104.701%	104.276%	103.912%	103.596%	103.320%	103.077%	102.860%	102.666%	102.491%	102.332%	102.188%
90	109.346%	106.839%	105.975%	105.280%	104.713%	104.241%	103.843%	103.503%	103.209%	102.952%	102.726%	102.525%	102.345%	102.183%	102.036%	101.902%
91	108.558%	106.251%	105.448%	104.800%	104.269%	103.828%	103.456%	103.139%	102.865%	102.625%	102.415%	102.228%	102.061%	101.911%	101.775%	101.651%
92	107.806%	105.705%	104.963%	104.361%	103.866%	103.454%	103.106%	102.810%	102.554%	102.331%	102.135%	101.961%	101.806%	101.667%	101.541%	101.426%
93	107.077%	105.195%	104.515%	103.960%	103.500%	103.117%	102.793%	102.516%	102.277%	102.069%	101.886%	101.724%	101.580%	101.450%	101.333%	101.227%
94	106.358%	104.710%	104.098%	103.592%	103.170%	102.815%	102.514%	102.257%	102.035%	101.841%	101.671%	101.520%	101.386%	101.266%	101.156%	101.060%
95	105.617%	104.223%	103.687%	103.235%	102.852%	102.528%	102.251%	102.013%	101.807%	101.628%	101.471%	101.332%	101.207%	101.100%	101.000%	101.000%
96	104.824%	103.707%	103.258%	102.868%	102.531%	102.240%	101.987%	101.769%	101.579%	101.413%	101.268%	101.141%	101.026%	101.000%	101.000%	101.000%
97	103.956%	103.148%	102.802%	102.490%	102.211%	101.962%	101.740%	101.543%	101.369%	101.216%	101.085%	101.000%	101.000%	101.000%	101.000%	101.000%
98	102.948%	102.474%	102.255%	102.048%	101.851%	101.667%	101.493%	101.330%	101.179%	101.039%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
99	101.691%	101.537%	101.460%	101.383%	101.307%	101.230%	101.154%	101.078%	101.002%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
100	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
101	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
102	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
103	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
104	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
105	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
106	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
107	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
108	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
109	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
110	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
111	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
112	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
113	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
114	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
115	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
116	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%

117	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
118	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
119	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
120	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%

Cash Value Accumulation Test (percentage of Surrender Value) – Unisex
For Policy Dates on or after December 15, 2021

Table:	None	150%	175%	200%	225%	250%	275%	300%	325%	350%	375%	400%	425%	450%	475%	500%
Age:		2	3	4	5	6	7	8	9	10	11	12	13	14	15	16
0	467.398%	427.328%	412.568%	400.000%	389.082%	379.451%	370.851%	363.093%	356.039%	349.578%	343.627%	338.116%	332.989%	328.202%	323.715%	319.496%
1	458.699%	419.519%	405.091%	392.808%	382.140%	372.731%	364.329%	356.752%	349.862%	343.553%	337.742%	332.361%	327.356%	322.682%	318.302%	314.184%
2	449.960%	411.605%	397.483%	385.463%	375.023%	365.816%	357.596%	350.183%	343.442%	337.271%	331.586%	326.323%	321.427%	316.856%	312.573%	308.545%
3	441.336%	403.776%	389.950%	378.181%	367.962%	358.949%	350.903%	343.647%	337.050%	331.010%	325.447%	320.296%	315.506%	311.032%	306.841%	302.900%
4	432.843%	396.055%	382.515%	370.990%	360.983%	352.159%	344.280%	337.177%	330.718%	324.805%	319.358%	314.316%	309.627%	305.248%	301.145%	297.288%
5	424.495%	388.459%	375.197%	363.911%	354.110%	345.468%	337.754%	330.797%	324.473%	318.683%	313.351%	308.414%	303.823%	299.536%	295.519%	291.743%
6	416.305%	381.005%	368.015%	356.961%	347.363%	338.900%	331.345%	324.533%	318.340%	312.671%	307.449%	302.615%	298.120%	293.923%	289.990%	286.293%
7	408.270%	373.690%	360.966%	350.139%	340.739%	332.450%	325.052%	318.381%	312.317%	306.765%	301.652%	296.919%	292.517%	288.407%	284.557%	280.937%
8	400.386%	366.511%	354.048%	343.443%	334.236%	326.119%	318.873%	312.340%	306.401%	300.965%	295.958%	291.323%	287.013%	282.989%	279.218%	275.674%
9	392.640%	359.452%	347.243%	336.855%	327.836%	319.885%	312.787%	306.389%	300.572%	295.247%	290.344%	285.805%	281.584%	277.643%	273.950%	270.479%
10	385.042%	352.526%	340.565%	330.389%	321.554%	313.765%	306.814%	300.546%	294.849%	289.634%	284.831%	280.385%	276.251%	272.392%	268.775%	265.376%
11	377.587%	345.730%	334.012%	324.043%	315.389%	307.759%	300.949%	294.810%	289.230%	284.122%	279.418%	275.064%	271.015%	267.234%	263.693%	260.364%
12	370.285%	339.074%	327.595%	317.829%	309.352%	301.879%	295.209%	289.196%	283.731%	278.728%	274.121%	269.856%	265.891%	262.189%	258.720%	255.460%
13	363.131%	332.555%	321.311%	311.745%	303.442%	296.122%	289.589%	283.700%	278.348%	273.448%	268.936%	264.760%	260.877%	257.251%	253.855%	250.662%
14	356.140%	326.191%	315.179%	305.811%	297.680%	290.512%	284.115%	278.349%	273.108%	268.311%	263.893%	259.805%	256.003%	252.453%	249.128%	246.003%
15	349.343%	320.020%	309.240%	300.070%	292.112%	285.097%	278.837%	273.194%	268.065%	263.371%	259.048%	255.048%	251.328%	247.855%	244.601%	241.544%
16	342.762%	314.073%	303.527%	294.558%	286.775%	279.915%	273.794%	268.277%	263.262%	258.673%	254.447%	250.536%	246.900%	243.506%	240.326%	237.337%
17	336.404%	308.354%	298.047%	289.282%	281.677%	274.975%	268.996%	263.607%	258.709%	254.227%	250.101%	246.282%	242.731%	239.417%	236.312%	233.394%
18	330.286%	302.887%	292.823%	284.268%	276.846%	270.307%	264.473%	259.216%	254.439%	250.067%	246.043%	242.319%	238.857%	235.626%	232.599%	229.754%
19	324.347%	297.600%	287.781%	279.436%	272.198%	265.821%	260.134%	255.010%	250.354%	246.095%	242.174%	238.545%	235.173%	232.025%	229.077%	226.306%
20	318.516%	292.406%	282.826%	274.686%	267.627%	261.411%	255.867%	250.872%	246.336%	242.185%	238.365%	234.830%	231.545%	228.479%	225.608%	222.910%
21	312.804%	287.318%	277.973%	270.034%	263.153%	257.093%	251.690%	246.824%	242.403%	238.360%	234.639%	231.197%	227.998%	225.013%	222.217%	219.590%
22	307.192%	282.318%	273.202%	265.461%	258.752%	252.845%	247.580%	242.838%	238.532%	234.594%	230.970%	227.618%	224.503%	221.596%	218.874%	216.317%
23	301.681%	277.403%	268.511%	260.962%	254.422%	248.665%	243.534%	238.914%	234.719%	230.884%	227.355%	224.091%	221.058%	218.228%	215.579%	213.090%
24	296.272%	272.579%	263.906%	256.545%	250.170%	244.559%	239.560%	235.060%	230.974%	227.239%	223.803%	220.625%	217.673%	214.918%	212.340%	209.918%
25	290.964%	267.843%	259.384%	252.208%	245.994%	240.527%	235.656%	231.273%	227.294%	223.657%	220.311%	217.218%	214.345%	211.664%	209.155%	206.799%
26	285.754%	263.192%	254.943%	247.947%	241.891%	236.564%	231.819%	227.550%	223.676%	220.135%	216.879%	213.868%	211.072%	208.464%	206.023%	203.730%
27	280.624%	258.605%	250.560%	243.739%	237.836%	232.645%	228.023%	223.865%	220.092%	216.644%	213.474%	210.544%	207.822%	205.284%	202.909%	200.679%
28	275.568%	254.076%	246.229%	239.577%	233.822%	228.764%	224.260%	220.209%	216.534%	213.176%	210.090%	207.237%	204.588%	202.117%	199.806%	197.636%
29	270.581%	249.600%	241.943%	235.456%	229.844%	224.912%	220.523%	216.575%	212.995%	209.724%	206.718%	203.940%	201.360%	198.955%	196.705%	194.593%
30	265.673%	245.188%	237.717%	231.388%	225.916%	221.107%	216.829%	212.981%	209.493%	206.306%	203.378%	200.672%	198.160%	195.818%	193.627%	191.571%
31	260.847%	240.846%	233.555%	227.381%	222.043%	217.355%	213.184%	209.434%	206.034%	202.930%	200.077%	197.441%	194.995%	192.714%	190.581%	188.579%
32	256.109%	236.581%	229.466%	223.443%	218.238%	213.667%	209.601%	205.946%	202.633%	199.609%	196.829%	194.262%	191.880%	189.660%	187.583%	185.634%
33	251.474%	232.411%	225.470%	219.596%	214.521%	210.065%	206.102%	202.541%	199.314%	196.368%	193.662%	191.162%	188.843%	186.682%	184.660%	182.763%
34	246.938%	228.331%	221.561%	215.833%	210.886%	206.544%	202.683%	199.215%	196.072%	193.204%	190.569%	188.136%	185.879%	183.776%	181.809%	179.964%

35	242.499%	224.343%	217.741%	212.158%	207.337%	203.106%	199.346%	195.969%	192.909%	190.117%	187.553%	185.185%	182.989%	180.944%	179.031%	177.236%
36	238.159%	220.446%	214.009%	208.568%	203.872%	199.752%	196.091%	192.803%	189.826%	187.109%	184.615%	182.312%	180.176%	178.187%	176.328%	174.583%
37	233.921%	216.647%	210.375%	205.075%	200.501%	196.491%	192.928%	189.729%	186.833%	184.191%	181.766%	179.528%	177.452%	175.519%	173.713%	172.018%
38	229.783%	212.942%	206.831%	201.670%	197.219%	193.317%	189.851%	186.741%	183.925%	181.358%	179.001%	176.827%	174.811%	172.934%	171.179%	169.534%
39	225.742%	209.328%	203.378%	198.355%	194.024%	190.229%	186.860%	183.837%	181.101%	178.607%	176.318%	174.207%	172.250%	170.429%	168.726%	167.131%
40	221.793%	205.801%	200.010%	195.122%	190.911%	187.222%	183.948%	181.011%	178.355%	175.933%	173.712%	171.664%	169.765%	167.998%	166.348%	164.801%
41	217.935%	202.360%	196.724%	191.972%	187.878%	184.294%	181.114%	178.263%	175.685%	173.336%	171.181%	169.195%	167.354%	165.642%	164.043%	162.544%
42	214.161%	198.996%	193.515%	188.894%	184.917%	181.436%	178.349%	175.583%	173.082%	170.804%	168.715%	166.790%	165.007%	163.349%	161.800%	160.349%
43	210.463%	195.700%	190.370%	185.880%	182.016%	178.636%	175.641%	172.958%	170.532%	168.324%	166.301%	164.436%	162.709%	161.104%	159.605%	158.201%
44	206.826%	192.455%	187.272%	182.908%	179.156%	175.875%	172.968%	170.365%	168.014%	165.874%	163.914%	162.108%	160.436%	158.882%	157.431%	156.073%
45	203.249%	189.259%	184.219%	179.979%	176.334%	173.149%	170.329%	167.805%	165.525%	163.451%	161.552%	159.803%	158.185%	156.681%	155.278%	153.964%
46	199.732%	186.114%	181.213%	177.092%	173.553%	170.461%	167.725%	165.277%	163.068%	161.058%	159.219%	157.525%	155.959%	154.504%	153.146%	151.876%
47	196.275%	183.019%	178.254%	174.251%	170.813%	167.813%	165.159%	162.785%	160.643%	158.696%	156.915%	155.276%	153.760%	152.352%	151.039%	149.811%
48	192.875%	179.972%	175.339%	171.449%	168.111%	165.199%	162.624%	160.322%	158.247%	156.361%	154.635%	153.048%	151.581%	150.219%	148.950%	147.763%
49	189.533%	176.973%	172.468%	168.688%	165.447%	162.620%	160.123%	157.891%	155.880%	154.052%	152.382%	150.846%	149.426%	148.109%	146.881%	145.734%
50	186.245%	174.019%	169.639%	165.966%	162.819%	160.076%	157.653%	155.489%	153.540%	151.770%	150.152%	148.665%	147.292%	146.017%	144.830%	143.721%
51	183.019%	171.119%	166.861%	163.293%	160.237%	157.575%	155.225%	153.128%	151.239%	149.524%	147.958%	146.519%	145.191%	143.958%	142.811%	141.739%
52	179.857%	168.276%	164.138%	160.672%	157.705%	155.122%	152.844%	150.811%	148.981%	147.321%	145.805%	144.413%	143.128%	141.937%	140.828%	139.793%
53	176.760%	165.492%	161.470%	158.104%	155.225%	152.720%	150.511%	148.542%	146.770%	145.163%	143.696%	142.350%	141.108%	139.956%	138.886%	137.886%
54	173.728%	162.767%	158.860%	155.592%	152.799%	150.370%	148.230%	146.322%	144.607%	143.052%	141.633%	140.332%	139.132%	138.020%	136.986%	136.021%
55	170.761%	160.101%	156.306%	153.135%	150.426%	148.072%	145.998%	144.151%	142.491%	140.988%	139.617%	138.359%	137.200%	136.126%	135.128%	134.197%
56	167.862%	157.499%	153.814%	150.738%	148.111%	145.831%	143.823%	142.036%	140.431%	138.977%	137.652%	136.438%	135.318%	134.283%	133.320%	132.423%
57	165.030%	154.959%	151.383%	148.400%	145.855%	143.646%	141.704%	139.975%	138.423%	137.019%	135.740%	134.567%	133.488%	132.489%	131.561%	130.696%
58	162.266%	152.482%	149.013%	146.121%	143.656%	141.519%	139.640%	137.969%	136.470%	135.114%	133.879%	132.749%	131.708%	130.745%	129.852%	129.019%
59	159.570%	150.069%	146.706%	143.904%	141.518%	139.451%	137.635%	136.021%	134.573%	133.265%	132.074%	130.985%	129.982%	129.055%	128.195%	127.394%
60	156.942%	147.721%	144.462%	141.750%	139.442%	137.444%	135.689%	134.131%	132.735%	131.474%	130.326%	129.277%	128.311%	127.420%	126.593%	125.823%
61	154.386%	145.441%	142.285%	139.661%	137.430%	135.500%	133.806%	132.304%	130.958%	129.743%	128.638%	127.628%	126.700%	125.843%	125.048%	124.309%
62	151.901%	143.230%	140.176%	137.639%	135.485%	133.622%	131.989%	130.541%	129.245%	128.076%	127.013%	126.042%	125.151%	124.328%	123.565%	122.856%
63	149.487%	141.088%	138.135%	135.684%	133.605%	131.809%	130.236%	128.842%	127.595%	126.471%	125.450%	124.518%	123.663%	122.873%	122.142%	121.463%
64	147.145%	139.015%	136.161%	133.797%	131.792%	130.062%	128.548%	127.208%	126.010%	124.931%	123.951%	123.057%	122.237%	121.481%	120.782%	120.132%
65	144.874%	137.010%	134.256%	131.976%	130.045%	128.381%	126.926%	125.638%	124.489%	123.453%	122.515%	121.659%	120.874%	120.151%	119.482%	118.861%
66	142.670%	135.070%	132.413%	130.218%	128.360%	126.760%	125.363%	124.128%	123.026%	122.034%	121.136%	120.317%	119.567%	118.876%	118.238%	117.645%
67	140.532%	133.191%	130.632%	128.519%	126.733%	125.198%	123.857%	122.674%	121.619%	120.670%	119.812%	119.029%	118.313%	117.654%	117.046%	116.481%
68	138.455%	131.371%	128.907%	126.875%	125.161%	123.688%	122.404%	121.271%	120.262%	119.356%	118.536%	117.790%	117.107%	116.479%	115.900%	115.362%
69	136.437%	129.606%	127.236%	125.284%	123.640%	122.229%	121.000%	119.916%	118.953%	118.088%	117.306%	116.595%	115.945%	115.347%	114.796%	114.286%
70	134.478%	127.896%	125.619%	123.746%	122.170%	120.819%	119.644%	118.609%	117.690%	116.865%	116.120%	115.444%	114.825%	114.258%	113.734%	113.250%
71	132.581%	126.244%	124.057%	122.262%	120.753%	119.462%	118.339%	117.352%	116.476%	115.691%	114.982%	114.339%	113.752%	113.213%	112.717%	112.258%
72	130.747%	124.653%	122.555%	120.836%	119.393%	118.160%	117.090%	116.149%	115.315%	114.569%	113.896%	113.285%	112.728%	112.218%	111.747%	111.313%
73	128.979%	123.124%	121.114%	119.470%	118.093%	116.917%	115.898%	115.003%	114.211%	113.502%	112.864%	112.285%	111.758%	111.275%	110.830%	110.420%
74	127.278%	121.660%	119.738%	118.168%	116.855%	115.735%	114.766%	113.917%	113.165%	112.493%	111.889%	111.342%	110.843%	110.387%	109.968%	109.580%
75	125.645%	120.261%	118.424%	116.927%	115.678%	114.614%	113.694%	112.889%	112.177%	111.542%	110.971%	110.454%	109.984%	109.554%	109.159%	108.794%

76	124.076%	118.923%	117.172%	115.747%	114.559%	113.550%	112.679%	111.918%	111.245%	110.645%	110.107%	109.620%	109.178%	108.773%	108.402%	108.060%
77	122.568%	117.643%	115.975%	114.621%	113.495%	112.539%	111.716%	110.997%	110.363%	109.798%	109.291%	108.834%	108.418%	108.039%	107.691%	107.370%
78	121.118%	116.417%	114.830%	113.545%	112.479%	111.575%	110.798%	110.121%	109.525%	108.994%	108.519%	108.090%	107.700%	107.345%	107.020%	106.720%
79	119.721%	115.240%	113.732%	112.515%	111.507%	110.655%	109.923%	109.286%	108.726%	108.228%	107.783%	107.382%	107.018%	106.686%	106.383%	106.103%
80	118.378%	114.110%	112.681%	111.529%	110.577%	109.774%	109.087%	108.489%	107.964%	107.499%	107.083%	106.708%	106.369%	106.060%	105.778%	105.518%
81	117.089%	113.030%	111.675%	110.587%	109.690%	108.935%	108.289%	107.730%	107.239%	106.805%	106.417%	106.068%	105.752%	105.466%	105.203%	104.963%
82	115.856%	112.001%	110.719%	109.692%	108.847%	108.139%	107.534%	107.011%	106.553%	106.148%	105.787%	105.463%	105.171%	104.905%	104.662%	104.440%
83	114.677%	111.018%	109.806%	108.838%	108.044%	107.380%	106.814%	106.325%	105.899%	105.522%	105.187%	104.887%	104.616%	104.370%	104.146%	103.940%
84	113.560%	110.093%	108.949%	108.037%	107.291%	106.668%	106.140%	105.684%	105.287%	104.937%	104.627%	104.349%	104.098%	103.871%	103.665%	103.475%
85	112.508%	109.227%	108.147%	107.289%	106.589%	106.006%	105.512%	105.088%	104.719%	104.395%	104.107%	103.850%	103.619%	103.409%	103.219%	103.045%
86	111.523%	108.423%	107.404%	106.596%	105.940%	105.394%	104.934%	104.539%	104.196%	103.895%	103.629%	103.391%	103.178%	102.985%	102.810%	102.651%
87	110.607%	107.684%	106.724%	105.963%	105.347%	104.837%	104.407%	104.039%	103.720%	103.441%	103.195%	102.976%	102.779%	102.601%	102.440%	102.294%
88	109.762%	107.011%	106.106%	105.390%	104.812%	104.334%	103.932%	103.589%	103.292%	103.034%	102.805%	102.602%	102.421%	102.257%	102.109%	101.974%
89	108.987%	106.405%	105.552%	104.879%	104.335%	103.887%	103.511%	103.191%	102.914%	102.674%	102.462%	102.274%	102.106%	101.955%	101.818%	101.694%
90	108.276%	105.863%	105.061%	104.427%	103.915%	103.494%	103.141%	102.841%	102.583%	102.359%	102.161%	101.987%	101.831%	101.691%	101.564%	101.449%
91	107.622%	105.381%	104.627%	104.031%	103.548%	103.152%	102.820%	102.539%	102.297%	102.087%	101.903%	101.740%	101.595%	101.464%	101.347%	101.240%
92	107.012%	104.949%	104.245%	103.684%	103.230%	102.856%	102.543%	102.279%	102.051%	101.854%	101.681%	101.529%	101.393%	101.271%	101.161%	101.065%
93	106.428%	104.557%	103.904%	103.379%	102.952%	102.599%	102.304%	102.054%	101.840%	101.654%	101.491%	101.347%	101.220%	101.106%	101.003%	101.000%
94	105.851%	104.193%	103.596%	103.110%	102.710%	102.379%	102.101%	101.865%	101.662%	101.487%	101.333%	101.197%	101.077%	101.000%	101.000%	101.000%
95	105.248%	103.829%	103.297%	102.856%	102.488%	102.180%	101.920%	101.698%	101.508%	101.344%	101.200%	101.074%	101.000%	101.000%	101.000%	101.000%
96	104.574%	103.423%	102.970%	102.582%	102.251%	101.969%	101.727%	101.520%	101.342%	101.188%	101.055%	101.000%	101.000%	101.000%	101.000%	101.000%
97	103.806%	102.963%	102.608%	102.291%	102.010%	101.762%	101.544%	101.353%	101.187%	101.044%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
98	102.876%	102.377%	102.147%	101.930%	101.727%	101.536%	101.358%	101.193%	101.041%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
99	101.672%	101.509%	101.427%	101.346%	101.265%	101.184%	101.103%	101.022%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
100	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
101	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
102	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
103	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
104	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
105	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
106	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
107	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
108	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
109	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
110	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
111	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
112	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
113	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
114	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
115	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
116	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%

117	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
118	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
119	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
120	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%